Vanguard Short-Term Bond Index Fund

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (68.2%)
U.S. Government Securities (66.1%)
United States Treasury Note/Bond	8.750%	5/15/20	65,535	66,098
United States Treasury Note/Bond	2.500%	12/31/20	77,365	78,694
United States Treasury Note/Bond	2.125%	1/31/21	32,250	32,769
United States Treasury Note/Bond	7.875%	2/15/21	250	266
United States Treasury Note/Bond	1.250%	3/31/21	665,661	672,424
United States Treasury Note/Bond	2.250%	3/31/21	43,303	44,176
United States Treasury Note/Bond	2.375%	4/15/21	54,041	55,249
United States Treasury Note/Bond	1.375%	4/30/21	188,407	190,762
United States Treasury Note/Bond	2.250%	4/30/21	218,231	223,039
United States Treasury Note/Bond	2.625%	5/15/21	300,644	308,770
United States Treasury Note/Bond	3.125%	5/15/21	1,380	1,424
United States Treasury Note/Bond	8.125%	5/15/21	190	207
United States Treasury Note/Bond	1.375%	5/31/21	514,165	521,153
United States Treasury Note/Bond	2.000%	5/31/21	25,783	26,319
United States Treasury Note/Bond	2.125%	5/31/21	190,108	194,326
United States Treasury Note/Bond	2.625%	6/15/21	196,577	202,137
United States Treasury Note/Bond	1.125%	6/30/21	377,817	382,067
United States Treasury Note/Bond	1.625%	6/30/21	201,817	205,349
United States Treasury Note/Bond	2.125%	6/30/21	1,150	1,177
United States Treasury Note/Bond	2.625%	7/15/21	75,555	77,834
United States Treasury Note/Bond	1.125%	7/31/21	103,255	104,368
United States Treasury Note/Bond	1.750%	7/31/21	272,465	277,830
United States Treasury Note/Bond	2.250%	7/31/21	1,350	1,384
United States Treasury Note/Bond	2.125%	8/15/21	70,173	71,894
United States Treasury Note/Bond	2.750%	8/15/21	170,710	176,471
United States Treasury Note/Bond	1.125%	8/31/21	618,413	625,469
United States Treasury Note/Bond	1.500%	8/31/21	75,605	76,905
United States Treasury Note/Bond	2.000%	8/31/21	48,289	49,421
United States Treasury Note/Bond	2.750%	9/15/21	128,762	133,369
United States Treasury Note/Bond	1.125%	9/30/21	548,868	555,641
United States Treasury Note/Bond	1.500%	9/30/21	157,844	160,729
United States Treasury Note/Bond	2.125%	9/30/21	31,400	32,239
United States Treasury Note/Bond	2.875%	10/15/21	181,199	188,391
United States Treasury Note/Bond	1.250%	10/31/21	864,836	877,541
United States Treasury Note/Bond	1.500%	10/31/21	543,029	553,553
United States Treasury Note/Bond	2.000%	10/31/21	38,630	39,638
United States Treasury Note/Bond	2.875%	11/15/21	265,152	276,257
United States Treasury Note/Bond	1.500%	11/30/21	46,280	47,242
United States Treasury Note/Bond	1.750%	11/30/21	306,779	314,258
United States Treasury Note/Bond	1.875%	11/30/21	26,069	26,741
United States Treasury Note/Bond	2.625%	12/15/21	209,670	218,023
United States Treasury Note/Bond	1.625%	12/31/21	252,585	258,506
United States Treasury Note/Bond	2.000%	12/31/21	189,378	194,970
United States Treasury Note/Bond	2.125%	12/31/21	1,450	1,496
United States Treasury Note/Bond	2.500%	1/15/22	248,720	258,515

United States Treasury Note/Bond	1.375%	1/31/22	172,173	175,723
United States Treasury Note/Bond	1.500%	1/31/22	89,500	91,444
United States Treasury Note/Bond	1.875%	1/31/22	530,340	545,423
United States Treasury Note/Bond	2.000%	2/15/22	161,663	166,741
United States Treasury Note/Bond	2.500%	2/15/22	195,407	203,407
United States Treasury Note/Bond	1.125%	2/28/22	212,769	216,361
United States Treasury Note/Bond	1.750%	2/28/22	176,961	181,744
United States Treasury Note/Bond	1.875%	2/28/22	79,660	82,074
United States Treasury Note/Bond	2.375%	3/15/22	177,562	184,803
United States Treasury Note/Bond	0.375%	3/31/22	198,330	198,858
United States Treasury Note/Bond	1.750%	3/31/22	254,242	261,473
United States Treasury Note/Bond	1.875%	3/31/22	394,170	406,551
United States Treasury Note/Bond	2.250%	4/15/22	181,635	188,730
United States Treasury Note/Bond	1.750%	4/30/22	421,649	434,168
United States Treasury Note/Bond	1.875%	4/30/22	160,194	165,325
United States Treasury Note/Bond	1.750%	5/15/22	172,660	177,921
United States Treasury Note/Bond	2.125%	5/15/22	260,496	270,345
United States Treasury Note/Bond	1.750%	5/31/22	314,855	324,300
United States Treasury Note/Bond	1.875%	5/31/22	15,000	15,499
United States Treasury Note/Bond	1.750%	6/15/22	150,771	155,529
United States Treasury Note/Bond	1.750%	6/30/22	69,830	72,099
United States Treasury Note/Bond	2.125%	6/30/22	54,730	56,919
United States Treasury Note/Bond	1.750%	7/15/22	96,605	99,729
United States Treasury Note/Bond	1.875%	7/31/22	229,394	237,710
United States Treasury Note/Bond	2.000%	7/31/22	212,520	220,755
United States Treasury Note/Bond	1.500%	8/15/22	217,455	223,639
United States Treasury Note/Bond	1.625%	8/15/22	131,447	135,493
United States Treasury Note/Bond	1.625%	8/31/22	475,501	490,284
United States Treasury Note/Bond	1.875%	8/31/22	228,867	237,308
United States Treasury Note/Bond	1.500%	9/15/22	233,725	240,517
United States Treasury Note/Bond	1.750%	9/30/22	103,585	107,210
United States Treasury Note/Bond	1.875%	9/30/22	193,712	201,158
United States Treasury Note/Bond	1.375%	10/15/22	242,515	248,995
United States Treasury Note/Bond	1.875%	10/31/22	10,915	11,352
United States Treasury Note/Bond	2.000%	10/31/22	203,144	211,936
United States Treasury Note/Bond	1.625%	11/15/22	310,263	320,830
United States Treasury Note/Bond	2.000%	11/30/22	474,830	495,974
United States Treasury Note/Bond	1.625%	12/15/22	112,375	116,414
United States Treasury Note/Bond	2.125%	12/31/22	391,477	410,683
United States Treasury Note/Bond	1.500%	1/15/23	242,855	251,013
United States Treasury Note/Bond	1.750%	1/31/23	39,330	40,891
United States Treasury Note/Bond	2.375%	1/31/23	295,243	312,358
United States Treasury Note/Bond	1.375%	2/15/23	141,475	145,896
United States Treasury Note/Bond	2.000%	2/15/23	35,000	36,663
United States Treasury Note/Bond	1.500%	2/28/23	366,606	378,865
United States Treasury Note/Bond	2.625%	2/28/23	547,703	583,988
United States Treasury Note/Bond	1.500%	3/31/23	176,205	182,318
United States Treasury Note/Bond	2.500%	3/31/23	281,875	299,977
United States Treasury Note/Bond	1.625%	4/30/23	79,135	82,226
United States Treasury Note/Bond	2.750%	4/30/23	30,990	33,280
United States Treasury Note/Bond	1.750%	5/15/23	382,650	399,150
United States Treasury Note/Bond	1.625%	5/31/23	220,100	228,768
United States Treasury Note/Bond	2.750%	5/31/23	213,123	229,308
United States Treasury Note/Bond	1.375%	6/30/23	90,000	92,925
United States Treasury Note/Bond	2.625%	6/30/23	341,252	366,259
United States Treasury Note/Bond	1.250%	7/31/23	69,648	71,683
United States Treasury Note/Bond	2.750%	7/31/23	165,108	178,265

United States Treasury Note/Bond	2.500%	8/15/23	339,900	364,437
United States Treasury Note/Bond	1.375%	8/31/23	204,880	211,891
United States Treasury Note/Bond	2.750%	8/31/23	244,140	264,052
United States Treasury Note/Bond	1.375%	9/30/23	118,075	122,189
United States Treasury Note/Bond	2.875%	9/30/23	405,829	441,465
United States Treasury Note/Bond	1.625%	10/31/23	10,000	10,448
United States Treasury Note/Bond	2.875%	10/31/23	150,867	164,351
United States Treasury Note/Bond	2.750%	11/15/23	465,537	505,182
United States Treasury Note/Bond	2.125%	11/30/23	230,360	245,045
United States Treasury Note/Bond	2.875%	11/30/23	117,469	128,224
United States Treasury Note/Bond	2.250%	12/31/23	53,392	57,138
United States Treasury Note/Bond	2.625%	12/31/23	167,648	181,794
United States Treasury Note/Bond	2.250%	1/31/24	154,680	165,749
United States Treasury Note/Bond	2.500%	1/31/24	319,655	345,576
United States Treasury Note/Bond	2.750%	2/15/24	299,077	326,227
United States Treasury Note/Bond	2.125%	2/29/24	303,995	324,563
United States Treasury Note/Bond	2.375%	2/29/24	333,228	359,210
United States Treasury Note/Bond	2.125%	3/31/24	536,754	574,241
United States Treasury Note/Bond	2.000%	4/30/24	95,635	101,867
United States Treasury Note/Bond	2.250%	4/30/24	318,585	342,778
United States Treasury Note/Bond	2.500%	5/15/24	330,309	359,006
United States Treasury Note/Bond	2.000%	5/31/24	478,278	510,413
United States Treasury Note/Bond	1.750%	6/30/24	163,738	173,204
United States Treasury Note/Bond	2.000%	6/30/24	227,460	242,884
United States Treasury Note/Bond	1.750%	7/31/24	237,309	251,251
United States Treasury Note/Bond	2.125%	7/31/24	192,650	206,979
United States Treasury Note/Bond	2.375%	8/15/24	460,333	500,037
United States Treasury Note/Bond	1.250%	8/31/24	215,108	223,409
United States Treasury Note/Bond	1.875%	8/31/24	160,978	171,392
United States Treasury Note/Bond	1.500%	9/30/24	220,815	231,787
United States Treasury Note/Bond	2.125%	9/30/24	356,595	384,231
United States Treasury Note/Bond	1.500%	10/31/24	257,844	270,979
United States Treasury Note/Bond	2.250%	10/31/24	297,405	322,360
United States Treasury Note/Bond	2.250%	11/15/24	511,920	555,116
United States Treasury Note/Bond	1.500%	11/30/24	149,822	157,688
United States Treasury Note/Bond	2.125%	11/30/24	215,565	232,642
United States Treasury Note/Bond	1.750%	12/31/24	139,095	148,028
United States Treasury Note/Bond	2.250%	12/31/24	270,395	293,800
United States Treasury Note/Bond	1.375%	1/31/25	198,815	208,197
United States Treasury Note/Bond	2.500%	1/31/25	291,385	320,614
United States Treasury Note/Bond	2.000%	2/15/25	254,220	273,525
United States Treasury Note/Bond	1.125%	2/28/25	207,035	214,702
United States Treasury Note/Bond	2.750%	2/28/25	322,560	359,151
United States Treasury Note/Bond	0.500%	3/31/25	163,425	164,446
United States Treasury Note/Bond	2.625%	3/31/25	209,831	232,650
				33,549,266
Agency Bonds and Notes (2.1%)
1 AID-Iraq	2.149%	1/18/22	9,755	10,032
1 AID-Israel	5.500%	9/18/23	4,300	4,971
1 AID-Israel	5.500%	12/4/23	8,000	9,300
1 AID-Israel	5.500%	4/26/24	12,058	14,208
1 AID-Jordan	2.578%	6/30/22	3,200	3,340
1 AID-Tunisia	2.452%	7/24/21	2,175	2,212
1 AID-Tunisia	1.416%	8/5/21	4,885	4,890
1 AID-Ukraine	1.471%	9/29/21	10,305	10,457
Federal Farm Credit Banks	2.550%	3/11/21	11,275	11,509
Federal Farm Credit Banks	2.230%	4/5/21	11,000	11,208

Federal Farm Credit Banks	3.050%	11/15/21	5,175	5,391
Federal Farm Credit Banks	1.600%	12/28/21	6,455	6,582
Federal Farm Credit Banks	2.600%	1/18/22	5,000	5,191
Federal Farm Credit Banks	1.770%	6/26/23	4,600	4,788
Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,715
Federal Home Loan Banks	5.625%	6/11/21	13,465	14,306
Federal Home Loan Banks	1.875%	7/7/21	27,090	27,580
Federal Home Loan Banks	1.125%	7/14/21	18,400	18,561
Federal Home Loan Banks	3.000%	10/12/21	48,825	50,709
Federal Home Loan Banks	1.625%	11/19/21	19,020	19,378
Federal Home Loan Banks	1.875%	11/29/21	52,600	53,823
Federal Home Loan Banks	1.625%	12/20/21	6,700	6,833
Federal Home Loan Banks	2.125%	6/10/22	5,650	5,851
Federal Home Loan Banks	1.375%	2/17/23	23,000	23,578
Federal Home Loan Banks	2.125%	3/10/23	8,950	9,376
Federal Home Loan Banks	2.500%	2/13/24	34,710	37,318
Federal Home Loan Banks	2.875%	6/14/24	20,000	21,882
Federal Home Loan Banks	1.500%	8/15/24	9,970	10,359
Federal Home Loan Banks	5.375%	8/15/24	100	121
Federal Home Loan Banks	2.875%	9/13/24	20,000	21,973
2 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	19,000	19,176
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	90,035	93,082
2 Federal Home Loan Mortgage Corp.	2.750%	6/19/23	20,000	21,438
2 Federal Home Loan Mortgage Corp.	1.500%	2/12/25	20,000	20,800
2 Federal National Mortgage Assn.	1.375%	2/26/21	21,400	21,584
2 Federal National Mortgage Assn.	2.500%	4/13/21	20,000	20,443
2 Federal National Mortgage Assn.	1.250%	5/6/21	250	253
2 Federal National Mortgage Assn.	2.750%	6/22/21	8,906	9,163
2 Federal National Mortgage Assn.	1.250%	8/17/21	29,310	29,635
2 Federal National Mortgage Assn.	1.375%	10/7/21	40,100	40,649
2 Federal National Mortgage Assn.	2.000%	1/5/22	39,640	40,704
2 Federal National Mortgage Assn.	2.625%	1/11/22	10,798	11,210
2 Federal National Mortgage Assn.	1.875%	4/5/22	1,070	1,100
2 Federal National Mortgage Assn.	2.250%	4/12/22	28,571	29,587
2 Federal National Mortgage Assn.	1.375%	9/6/22	10,875	11,105
2 Federal National Mortgage Assn.	2.000%	10/5/22	26,250	27,240
2 Federal National Mortgage Assn.	2.375%	1/19/23	19,149	20,150
2 Federal National Mortgage Assn.	2.875%	9/12/23	4,590	4,960
2 Federal National Mortgage Assn.	2.500%	2/5/24	14,133	15,189
2 Federal National Mortgage Assn.	1.750%	7/2/24	15,414	16,148
2 Federal National Mortgage Assn.	2.625%	9/6/24	81,515	88,633
2 Federal National Mortgage Assn.	1.625%	1/7/25	17,300	18,080
Private Export Funding Corp.	4.300%	12/15/21	9,940	10,571
Private Export Funding Corp.	2.800%	5/15/22	3,725	3,896
Private Export Funding Corp.	2.050%	11/15/22	10,276	10,634
Private Export Funding Corp.	3.550%	1/15/24	3,500	3,856
Private Export Funding Corp.	2.450%	7/15/24	3,350	3,578
Private Export Funding Corp.	1.750%	11/15/24	2,130	2,219
Resolution Funding Corp.	8.625%	1/15/21	850	903
Tennessee Valley Authority	1.875%	8/15/22	8,175	8,444
Tennessee Valley Authority	2.875%	9/15/24	7,875	8,638
				1,043,510
Total U.S. Government and Agency Obligations (Cost $33,235,652)				34,592,776

Corporate Bonds (23.9%)
Finance (10.4%)
Banking (8.4%)
Ally Financial Inc.	4.125%	2/13/22	5,150	5,060
Ally Financial Inc.	3.875%	5/21/24	4,150	3,818
Ally Financial Inc.	5.125%	9/30/24	4,380	4,309
Ally Financial Inc.	4.625%	3/30/25	3,349	3,198
American Express Co.	3.375%	5/17/21	14,024	14,185
American Express Co.	3.700%	11/5/21	9,014	9,245
American Express Co.	2.750%	5/20/22	2,950	2,982
American Express Co.	2.500%	8/1/22	7,111	7,153
American Express Co.	2.650%	12/2/22	6,648	6,719
American Express Co.	3.400%	2/27/23	12,353	12,744
American Express Co.	3.700%	8/3/23	5,825	6,119
American Express Co.	3.400%	2/22/24	9,569	9,979
American Express Co.	2.500%	7/30/24	6,250	6,278
American Express Co.	3.000%	10/30/24	10,741	11,044
American Express Co.	3.625%	12/5/24	2,960	2,999
American Express Credit Corp.	2.250%	5/5/21	13,074	13,074
American Express Credit Corp.	2.700%	3/3/22	13,626	13,723
Associated Bank NA	3.500%	8/13/21	3,000	3,080
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	6,825	6,858
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	6,550	6,605
Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	2,290	2,323
Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	9,692	9,776
Banco Santander SA	3.500%	4/11/22	4,305	4,342
Banco Santander SA	3.125%	2/23/23	6,275	6,227
Banco Santander SA	3.848%	4/12/23	9,830	9,829
Banco Santander SA	2.706%	6/27/24	5,953	5,903
Bancolombia SA	3.000%	1/29/25	3,900	3,471
Bank of America Corp.	2.625%	4/19/21	15,398	15,494
Bank of America Corp.	5.000%	5/13/21	75	77
3 Bank of America Corp.	3.499%	5/17/22	19,098	19,285
Bank of America Corp.	2.503%	10/21/22	20,504	20,684
Bank of America Corp.	3.300%	1/11/23	30,128	31,222
3 Bank of America Corp.	3.124%	1/20/23	13,236	13,368
3 Bank of America Corp.	2.881%	4/24/23	16,075	16,290
3 Bank of America Corp.	2.816%	7/21/23	16,570	16,774
Bank of America Corp.	4.100%	7/24/23	12,100	12,797
3 Bank of America Corp.	3.004%	12/20/23	46,629	47,499
Bank of America Corp.	4.125%	1/22/24	2,000	2,134
3 Bank of America Corp.	3.550%	3/5/24	33,983	35,173
Bank of America Corp.	4.000%	4/1/24	4,959	5,287
3 Bank of America Corp.	3.864%	7/23/24	15,053	15,784
Bank of America Corp.	4.200%	8/26/24	19,767	21,126
Bank of America Corp.	4.000%	1/22/25	15,966	16,803
3 Bank of America Corp.	3.093%	10/1/25	20,000	20,401
3 Bank of America Corp.	2.456%	10/22/25	15,000	15,018
3 Bank of America Corp.	3.366%	1/23/26	13,000	13,636
3 Bank of America Corp.	2.015%	2/13/26	6,400	6,265
Bank of Montreal	3.100%	4/13/21	18,400	18,581
Bank of Montreal	1.900%	8/27/21	16,141	16,177
Bank of Montreal	2.900%	3/26/22	9,957	10,076
Bank of Montreal	3.300%	2/5/24	12,006	12,529
Bank of Montreal	2.500%	6/28/24	7,055	7,007
3 Bank of Montreal	4.338%	10/5/28	5,595	5,616
3 Bank of Montreal	4.800%	12/31/49	117	101

Bank of New York Mellon Corp.	2.500%	4/15/21	1,827	1,836
Bank of New York Mellon Corp.	2.050%	5/3/21	9,829	9,879
Bank of New York Mellon Corp.	3.550%	9/23/21	285	293
Bank of New York Mellon Corp.	2.600%	2/7/22	13,671	13,823
Bank of New York Mellon Corp.	1.950%	8/23/22	2,725	2,748
Bank of New York Mellon Corp.	1.850%	1/27/23	8,250	8,290
Bank of New York Mellon Corp.	2.950%	1/29/23	8,902	9,103
Bank of New York Mellon Corp.	3.500%	4/28/23	3,025	3,157
3 Bank of New York Mellon Corp.	2.661%	5/16/23	8,675	8,794
Bank of New York Mellon Corp.	3.450%	8/11/23	4,625	4,841
Bank of New York Mellon Corp.	2.200%	8/16/23	7,870	7,920
Bank of New York Mellon Corp.	3.400%	5/15/24	4,080	4,279
Bank of New York Mellon Corp.	3.250%	9/11/24	11,124	11,639
Bank of New York Mellon Corp.	2.100%	10/24/24	2,375	2,369
Bank of New York Mellon Corp.	3.000%	2/24/25	862	895
Bank of Nova Scotia	3.125%	4/20/21	4,400	4,411
Bank of Nova Scotia	2.800%	7/21/21	1,077	1,082
Bank of Nova Scotia	2.700%	3/7/22	20,534	20,740
Bank of Nova Scotia	2.450%	9/19/22	2,146	2,162
Bank of Nova Scotia	2.000%	11/15/22	4,400	4,398
Bank of Nova Scotia	2.375%	1/18/23	925	921
Bank of Nova Scotia	1.950%	2/1/23	11,483	11,380
Bank of Nova Scotia	3.400%	2/11/24	7,800	8,119
Bank of Nova Scotia	2.200%	2/3/25	16,364	16,264
Barclays plc	3.200%	8/10/21	9,860	9,847
Barclays plc	3.684%	1/10/23	8,965	8,919
3 Barclays plc	4.338%	5/16/24	10,296	10,309
Barclays plc	4.375%	9/11/24	2,400	2,399
Barclays plc	3.650%	3/16/25	12,029	11,840
3 Barclays plc	3.932%	5/7/25	6,800	6,786
BBVA USA	3.500%	6/11/21	7,750	7,712
BBVA USA	2.875%	6/29/22	9,903	9,653
BNP Paribas SA	3.250%	3/3/23	5,299	5,411
BNP Paribas SA	4.250%	10/15/24	7,745	7,699
BPCE SA	2.750%	12/2/21	8,850	8,841
4 BPCE SA	3.000%	5/22/22	6,000	5,887
BPCE SA	4.000%	4/15/24	6,276	6,536
Canadian Imperial Bank of Commerce	2.550%	6/16/22	7,525	7,631
3 Canadian Imperial Bank of Commerce	2.606%	7/22/23	1,620	1,633
Canadian Imperial Bank of Commerce	3.500%	9/13/23	7,250	7,633
Canadian Imperial Bank of Commerce	3.100%	4/2/24	6,080	6,265
Canadian Imperial Bank of Commerce	2.250%	1/28/25	6,100	6,019
3 Capital One Bank USA NA	2.014%	1/27/23	6,500	6,345
Capital One Bank USA NA	3.375%	2/15/23	12,050	11,808
3 Capital One Bank USA NA	2.280%	1/28/26	7,125	6,550
Capital One Financial Corp.	3.450%	4/30/21	9,474	9,510
Capital One Financial Corp.	4.750%	7/15/21	9,953	10,177
Capital One Financial Corp.	3.050%	3/9/22	8,277	8,217
Capital One Financial Corp.	3.500%	6/15/23	3,080	3,068
Capital One Financial Corp.	3.900%	1/29/24	2,633	2,678
Capital One Financial Corp.	3.750%	4/24/24	3,786	3,828
Capital One Financial Corp.	3.300%	10/30/24	11,010	10,778
Capital One Financial Corp.	3.200%	2/5/25	5,335	5,352
Capital One NA	2.950%	7/23/21	12,405	12,436
Capital One NA	2.250%	9/13/21	12,058	11,824
Capital One NA	2.650%	8/8/22	7,483	7,407
Capital One NA	2.150%	9/6/22	3,210	3,129

Citibank NA	3.400%	7/23/21	7,250	7,385
3 Citibank NA	2.844%	5/20/22	7,845	7,894
Citibank NA	3.650%	1/23/24	5,200	5,446
Citigroup Inc.	2.700%	3/30/21	12,914	12,963
Citigroup Inc.	2.350%	8/2/21	14,920	14,901
Citigroup Inc.	2.900%	12/8/21	12,150	12,255
Citigroup Inc.	4.500%	1/14/22	19,768	20,559
Citigroup Inc.	2.750%	4/25/22	20,914	21,121
Citigroup Inc.	4.050%	7/30/22	5,580	5,716
Citigroup Inc.	2.700%	10/27/22	9,035	9,091
3 Citigroup Inc.	2.312%	11/4/22	6,925	6,907
3 Citigroup Inc.	3.142%	1/24/23	5,555	5,618
Citigroup Inc.	3.500%	5/15/23	12,957	13,150
3 Citigroup Inc.	2.876%	7/24/23	14,205	14,311
Citigroup Inc.	3.875%	10/25/23	13,417	14,003
3 Citigroup Inc.	4.044%	6/1/24	13,851	14,574
Citigroup Inc.	3.750%	6/16/24	8,934	9,362
3 Citigroup Inc.	3.352%	4/24/25	12,260	12,675
Citizens Bank NA	2.550%	5/13/21	7,821	7,811
Citizens Bank NA	3.250%	2/14/22	7,325	7,425
Citizens Bank NA	2.650%	5/26/22	3,944	3,939
Citizens Bank NA	3.700%	3/29/23	4,450	4,656
Citizens Financial Group Inc.	2.375%	7/28/21	2,935	2,957
Comerica Bank	2.500%	7/23/24	2,330	2,311
Comerica Inc.	3.700%	7/31/23	12,425	12,751
Commonwealth Bank of Australia	2.550%	3/15/21	6,355	6,375
4 Commonwealth Bank of Australia	3.350%	6/4/24	5,000	5,188
Cooperatieve Rabobank UA	2.750%	1/10/22	9,036	9,033
Cooperatieve Rabobank UA	3.875%	2/8/22	16,006	16,063
Cooperatieve Rabobank UA	3.950%	11/9/22	9,790	9,775
Cooperatieve Rabobank UA	2.750%	1/10/23	3,600	3,595
Cooperatieve Rabobank UA	4.625%	12/1/23	7,725	7,929
Credit Suisse AG	3.000%	10/29/21	12,100	12,343
Credit Suisse AG	2.100%	11/12/21	3,350	3,333
Credit Suisse AG	3.625%	9/9/24	20,394	21,439
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	8,777	8,764
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	10,490	10,471
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	11,664	11,858
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	8,188	8,362
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	15,022	15,241
Deutsche Bank AG	3.125%	1/13/21	25	24
Deutsche Bank AG	3.375%	5/12/21	3,340	3,222
Deutsche Bank AG	4.250%	10/14/21	12,660	12,042
Deutsche Bank AG	5.000%	2/14/22	6,850	6,713
Deutsche Bank AG	3.300%	11/16/22	8,876	8,721
Deutsche Bank AG	3.950%	2/27/23	11,779	11,650
Deutsche Bank AG	3.700%	5/30/24	10,830	9,733
Deutsche Bank AG	3.700%	5/30/24	1,000	911
Discover Bank	3.200%	8/9/21	4,021	4,001
Discover Bank	3.350%	2/6/23	2,600	2,610
Discover Bank	4.200%	8/8/23	11,453	11,867
Discover Bank	2.450%	9/12/24	7,760	7,382
3 Discover Bank	4.682%	8/9/28	3,300	3,399
Discover Financial Services	3.850%	11/21/22	6,874	7,019
Discover Financial Services	3.950%	11/6/24	636	644
Discover Financial Services	3.750%	3/4/25	1,179	1,164
Fifth Third Bancorp	3.500%	3/15/22	5,070	5,121

Fifth Third Bancorp	4.300%	1/16/24	7,498	7,901
Fifth Third Bancorp	3.650%	1/25/24	12,353	12,769
Fifth Third Bank	2.250%	6/14/21	10,118	10,140
Fifth Third Bank	3.350%	7/26/21	6,583	6,663
Fifth Third Bank	2.875%	10/1/21	4,141	4,213
Fifth Third Bank	1.800%	1/30/23	3,100	3,061
First Horizon National Corp.	3.500%	12/15/20	5,558	5,506
First Republic Bank	2.500%	6/6/22	7,625	7,510
3 First Republic Bank	1.912%	2/12/24	1,750	1,678
Goldman Sachs Group Inc.	2.600%	12/27/20	2,720	2,720
Goldman Sachs Group Inc.	2.625%	4/25/21	13,731	13,748
Goldman Sachs Group Inc.	5.250%	7/27/21	32,282	33,453
Goldman Sachs Group Inc.	2.350%	11/15/21	9,624	9,612
Goldman Sachs Group Inc.	5.750%	1/24/22	31,420	33,364
Goldman Sachs Group Inc.	3.000%	4/26/22	17,881	17,925
3 Goldman Sachs Group Inc.	2.876%	10/31/22	16,338	16,439
Goldman Sachs Group Inc.	3.625%	1/22/23	5,730	5,924
Goldman Sachs Group Inc.	3.200%	2/23/23	1,111	1,133
3 Goldman Sachs Group Inc.	2.908%	6/5/23	7,206	7,199
3 Goldman Sachs Group Inc.	2.905%	7/24/23	13,496	13,512
Goldman Sachs Group Inc.	3.625%	2/20/24	17,550	18,166
Goldman Sachs Group Inc.	4.000%	3/3/24	8,896	9,248
Goldman Sachs Group Inc.	3.850%	7/8/24	10,215	10,663
Goldman Sachs Group Inc.	3.500%	1/23/25	3,614	3,705
Goldman Sachs Group Inc.	3.500%	4/1/25	25,000	25,366
3 Goldman Sachs Group Inc.	3.272%	9/29/25	26,320	26,749
HSBC Holdings plc	3.400%	3/8/21	4,622	4,646
HSBC Holdings plc	5.100%	4/5/21	7,622	7,753
HSBC Holdings plc	2.950%	5/25/21	10,388	10,424
HSBC Holdings plc	2.650%	1/5/22	18,405	18,216
HSBC Holdings plc	4.875%	1/14/22	4,094	4,210
HSBC Holdings plc	4.000%	3/30/22	5,336	5,467
3 HSBC Holdings plc	3.262%	3/13/23	21,475	21,509
HSBC Holdings plc	3.600%	5/25/23	15,855	15,875
3 HSBC Holdings plc	3.033%	11/22/23	15,645	14,941
HSBC Holdings plc	4.250%	3/14/24	3,984	4,066
3 HSBC Holdings plc	3.950%	5/18/24	17,478	17,831
3 HSBC Holdings plc	3.803%	3/11/25	24,375	25,293
3 HSBC Holdings plc	2.633%	11/7/25	22,225	21,943
HSBC USA Inc.	3.500%	6/23/24	5,995	6,044
Huntington Bancshares Inc.	7.000%	12/15/20	1,250	1,258
Huntington Bancshares Inc.	3.150%	3/14/21	7,719	7,758
Huntington Bancshares Inc.	2.300%	1/14/22	2,270	2,245
Huntington Bancshares Inc.	2.625%	8/6/24	6,285	6,380
Huntington National Bank	3.250%	5/14/21	5,450	5,491
Huntington National Bank	3.125%	4/1/22	4,000	4,051
Huntington National Bank	2.500%	8/7/22	8,750	8,770
Huntington National Bank	1.800%	2/3/23	3,925	3,831
Huntington National Bank	3.550%	10/6/23	1,400	1,451
ING Groep NV	3.150%	3/29/22	8,017	8,069
ING Groep NV	4.100%	10/2/23	14,638	14,910
ING Groep NV	3.550%	4/9/24	6,138	6,163
JPMorgan Chase & Co.	2.550%	3/1/21	20,140	20,216
JPMorgan Chase & Co.	4.625%	5/10/21	13,250	13,577
JPMorgan Chase & Co.	2.400%	6/7/21	9,039	9,073
JPMorgan Chase & Co.	2.295%	8/15/21	12,034	12,019
JPMorgan Chase & Co.	4.350%	8/15/21	18,333	18,882

JPMorgan Chase & Co.	4.500%	1/24/22	19,368	20,239
3 JPMorgan Chase & Co.	3.514%	6/18/22	11,225	11,392
JPMorgan Chase & Co.	3.250%	9/23/22	21,709	22,359
JPMorgan Chase & Co.	2.972%	1/15/23	12,850	12,957
JPMorgan Chase & Co.	3.200%	1/25/23	15,947	16,532
3 JPMorgan Chase & Co.	3.207%	4/1/23	18,548	18,842
3 JPMorgan Chase & Co.	2.776%	4/25/23	10,757	10,890
JPMorgan Chase & Co.	3.375%	5/1/23	16,271	16,880
JPMorgan Chase & Co.	2.700%	5/18/23	15,772	16,185
JPMorgan Chase & Co.	3.875%	2/1/24	13,200	14,106
3 JPMorgan Chase & Co.	3.559%	4/23/24	20,815	21,625
JPMorgan Chase & Co.	3.625%	5/13/24	19,648	20,754
3 JPMorgan Chase & Co.	3.797%	7/23/24	14,701	15,416
JPMorgan Chase & Co.	3.875%	9/10/24	11,914	12,629
JPMorgan Chase & Co.	3.125%	1/23/25	1,000	1,040
3 JPMorgan Chase & Co.	3.220%	3/1/25	15,225	15,774
3 JPMorgan Chase & Co.	2.301%	10/15/25	20,875	20,875
KeyBank NA	3.350%	6/15/21	3,715	3,785
KeyBank NA	2.500%	11/22/21	5,910	5,920
KeyBank NA	2.400%	6/9/22	7,490	7,499
KeyBank NA	2.300%	9/14/22	5,057	5,070
KeyBank NA	3.375%	3/7/23	2,986	3,069
3 KeyBank NA	3.180%	10/15/27	2,725	2,670
KeyCorp	5.100%	3/24/21	6,844	6,973
Lloyds Bank plc	3.300%	5/7/21	8,091	8,088
Lloyds Bank plc	2.250%	8/14/22	2,900	2,894
Lloyds Banking Group plc	3.100%	7/6/21	1,168	1,159
Lloyds Banking Group plc	3.000%	1/11/22	15,825	15,565
3 Lloyds Banking Group plc	2.858%	3/17/23	8,600	8,483
Lloyds Banking Group plc	4.050%	8/16/23	13,825	14,297
3 Lloyds Banking Group plc	2.907%	11/7/23	10,775	10,559
Lloyds Banking Group plc	4.500%	11/4/24	5,337	5,360
M&T Bank Corp.	3.550%	7/26/23	7,000	7,366
Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,162	3,224
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	5,219	5,224
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	7,892	8,086
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	4,178	4,159
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	9,850	10,029
Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	7,190	7,297
Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	12,125	12,105
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	18,193	18,154
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	11,303	11,513
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	16,183	16,728
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,700	3,741
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	6,575	6,765
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	7,225	7,212
Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	19,500	19,311
Mizuho Financial Group Inc.	2.273%	9/13/21	1,900	1,914
Mizuho Financial Group Inc.	2.953%	2/28/22	9,150	9,273
Mizuho Financial Group Inc.	2.601%	9/11/22	1,000	1,001
Mizuho Financial Group Inc.	3.549%	3/5/23	8,940	9,025
3 Mizuho Financial Group Inc.	2.721%	7/16/23	9,900	9,876
3 Mizuho Financial Group Inc.	3.922%	9/11/24	6,645	7,090
3 Mizuho Financial Group Inc.	2.839%	7/16/25	5,500	4,861
3 Mizuho Financial Group Inc.	2.555%	9/13/25	3,100	2,999
Morgan Stanley	5.750%	1/25/21	27	28
Morgan Stanley	2.500%	4/21/21	17,179	17,222

Morgan Stanley	5.500%	7/28/21	14,104	14,668
Morgan Stanley	2.625%	11/17/21	21,432	21,458
Morgan Stanley	2.750%	5/19/22	16,943	17,133
Morgan Stanley	4.875%	11/1/22	7,813	8,224
Morgan Stanley	3.125%	1/23/23	8,364	8,553
Morgan Stanley	3.750%	2/25/23	17,854	18,614
Morgan Stanley	4.100%	5/22/23	16,298	16,828
3 Morgan Stanley	3.737%	4/24/24	14,529	14,856
Morgan Stanley	3.875%	4/29/24	30,700	32,304
Morgan Stanley	3.700%	10/23/24	21,765	22,994
3 Morgan Stanley	2.720%	7/22/25	2,000	2,023
Morgan Stanley	4.000%	7/23/25	3,290	3,520
MUFG Americas Holdings Corp.	3.500%	6/18/22	3,500	3,481
MUFG Americas Holdings Corp.	3.000%	2/10/25	370	326
MUFG Union Bank NA	3.150%	4/1/22	18,692	18,709
MUFG Union Bank NA	2.100%	12/9/22	2,340	2,356
National Australia Bank Ltd.	1.875%	7/12/21	5,540	5,490
National Australia Bank Ltd.	3.375%	9/20/21	2,250	2,282
National Australia Bank Ltd.	3.700%	11/4/21	8,685	8,835
National Australia Bank Ltd.	2.800%	1/10/22	7,105	7,138
National Australia Bank Ltd.	2.500%	5/22/22	5,665	5,727
National Australia Bank Ltd.	3.000%	1/20/23	5,031	5,210
National Australia Bank Ltd.	3.625%	6/20/23	5,000	5,125
National Australia Bank Ltd.	1.875%	12/13/22	900	895
National Bank of Canada	2.100%	2/1/23	9,480	9,411
Northern Trust Corp.	3.375%	8/23/21	3,971	4,127
Northern Trust Corp.	2.375%	8/2/22	1,845	1,916
People's United Bank NA	4.000%	7/15/24	100	106
People's United Financial Inc.	3.650%	12/6/22	5,650	5,852
PNC Bank NA	2.150%	4/29/21	3,381	3,437
PNC Bank NA	2.550%	12/9/21	8,485	8,739
PNC Bank NA	2.625%	2/17/22	13,514	13,977
3 PNC Bank NA	2.232%	7/22/22	6,500	6,508
PNC Bank NA	2.700%	11/1/22	7,741	7,644
3 PNC Bank NA	2.028%	12/9/22	3,520	3,502
PNC Bank NA	2.950%	1/30/23	8,525	8,506
PNC Bank NA	3.500%	6/8/23	4,000	4,078
PNC Bank NA	3.800%	7/25/23	1,700	1,850
PNC Bank NA	3.300%	10/30/24	14,033	14,572
PNC Bank NA	2.950%	2/23/25	3,250	3,093
PNC Financial Services Group Inc.	2.854%	11/9/22	4,672	4,707
PNC Financial Services Group Inc.	3.500%	1/23/24	7,568	7,851
PNC Financial Services Group Inc.	3.900%	4/29/24	8,926	9,234
PNC Financial Services Group Inc.	2.200%	11/1/24	125	126
Regions Bank	2.750%	4/1/21	6,690	6,647
3 Regions Bank	3.374%	8/13/21	4,500	4,524
Regions Financial Corp.	2.750%	8/14/22	7,657	7,573
Regions Financial Corp.	3.800%	8/14/23	4,250	4,425
Royal Bank of Canada	3.200%	4/30/21	12,578	12,636
Royal Bank of Canada	2.750%	2/1/22	10,000	10,217
Royal Bank of Canada	2.800%	4/29/22	7,480	7,579
Royal Bank of Canada	1.950%	1/17/23	6,984	6,909
Royal Bank of Canada	3.700%	10/5/23	7,907	8,234
Royal Bank of Canada	2.550%	7/16/24	6,725	6,844
Royal Bank of Canada	2.250%	11/1/24	17,600	17,764
Royal Bank of Scotland Group plc	6.125%	12/15/22	8,073	8,327
3 Royal Bank of Scotland Group plc	3.498%	5/15/23	10,255	10,266

	Royal Bank of Scotland Group plc	6.100%	6/10/23	12,422	12,717
	Royal Bank of Scotland Group plc	3.875%	9/12/23	19,001	18,908
	Royal Bank of Scotland Group plc	6.000%	12/19/23	12,447	12,851
	Royal Bank of Scotland Group plc	5.125%	5/28/24	14,550	14,553
3	Royal Bank of Scotland Group plc	4.519%	6/25/24	15,700	15,957
3	Royal Bank of Scotland Group plc	4.269%	3/22/25	2,367	2,347
	Santander Holdings USA Inc.	4.450%	12/3/21	2,600	2,586
	Santander Holdings USA Inc.	3.400%	1/18/23	6,825	6,406
	Santander Holdings USA Inc.	3.500%	6/7/24	7,000	6,633
	Santander Holdings USA Inc.	3.244%	10/5/26	11,149	8,919
	Santander UK Group Holdings plc	3.125%	1/8/21	45	45
	Santander UK Group Holdings plc	2.875%	8/5/21	4,380	4,324
3	Santander UK Group Holdings plc	3.373%	1/5/24	12,500	12,206
3	Santander UK Group Holdings plc	4.796%	11/15/24	10,950	11,176
	Santander UK plc	3.400%	6/1/21	10,197	10,104
	Santander UK plc	3.750%	11/15/21	7,133	6,942
	Santander UK plc	2.100%	1/13/23	7,975	7,726
	Santander UK plc	4.000%	3/13/24	6,641	6,897
	Santander UK plc	2.875%	6/18/24	7,110	7,105
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	7,695	7,666
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	9,767	9,730
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	4,840	4,900
	State Street Corp.	4.375%	3/7/21	2,292	2,341
	State Street Corp.	1.950%	5/19/21	425	423
3	State Street Corp.	2.653%	5/15/23	9,095	8,875
	State Street Corp.	3.100%	5/15/23	3,260	3,342
	State Street Corp.	3.700%	11/20/23	5,679	5,901
3	State Street Corp.	3.776%	12/3/24	4,750	4,969
	State Street Corp.	3.300%	12/16/24	9,658	10,152
3	State Street Corp.	2.354%	11/1/25	5,000	4,856
3,4 State Street Corp.		2.901%	3/30/26	3,000	3,049
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	3,360	3,467
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	11,632	11,640
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	10,863	10,754
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	10,696	10,680
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	2,979	2,994
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	8,245	8,311
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,386	6,374
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	15,296	15,840
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	5,300	5,547
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	8,269	8,486
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	13,598	13,572
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	3,400	3,351
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	5,675	5,619
	SVB Financial Group	3.500%	1/29/25	2,270	2,366
	Svenska Handelsbanken AB	2.450%	3/30/21	16,433	16,489
	Svenska Handelsbanken AB	3.350%	5/24/21	5,840	5,909
	Svenska Handelsbanken AB	1.875%	9/7/21	6,257	6,240
	Svenska Handelsbanken AB	3.900%	11/20/23	5,118	5,010
	Synchrony Bank	3.650%	5/24/21	4,830	4,770
	Synchrony Bank	3.000%	6/15/22	1,255	1,201
	Synchrony Financial	3.750%	8/15/21	3,011	2,966
	Synchrony Financial	2.850%	7/25/22	2,579	2,456
	Synchrony Financial	4.375%	3/19/24	4,812	4,734
	Synchrony Financial	4.250%	8/15/24	10,190	9,813
3	Synovus Bank	2.289%	2/10/23	2,000	1,968
	Synovus Financial Corp.	3.125%	11/1/22	2,200	2,207

Toronto-Dominion Bank	2.500%	12/14/20	9,915	9,900
Toronto-Dominion Bank	2.125%	4/7/21	13,010	12,925
Toronto-Dominion Bank	3.250%	6/11/21	4,481	4,558
Toronto-Dominion Bank	1.800%	7/13/21	15,013	15,046
Toronto-Dominion Bank	1.900%	12/1/22	7,250	7,242
Toronto-Dominion Bank	3.500%	7/19/23	12,683	13,286
Toronto-Dominion Bank	3.250%	3/11/24	4,600	4,822
Toronto-Dominion Bank	2.650%	6/12/24	9,100	9,302
Truist Bank	2.850%	4/1/21	2,425	2,430
3 Truist Bank	3.525%	10/26/21	125	124
Truist Bank	2.625%	1/15/22	7,135	7,207
Truist Bank	2.800%	5/17/22	6,665	6,748
Truist Bank	2.450%	8/1/22	10,318	10,356
3 Truist Bank	3.502%	8/2/22	6,420	6,449
Truist Bank	3.000%	2/2/23	5,135	5,237
Truist Bank	1.250%	3/9/23	10,000	9,688
Truist Bank	2.750%	5/1/23	1,375	1,389
Truist Bank	3.200%	4/1/24	8,475	8,751
3 Truist Bank	3.689%	8/2/24	13,063	13,201
Truist Bank	2.150%	12/6/24	5,575	5,499
Truist Bank	1.500%	3/10/25	5,000	4,862
Truist Financial Corp	2.900%	3/3/21	6,976	6,993
Truist Financial Corp.	2.050%	5/10/21	7,202	7,189
Truist Financial Corp.	3.200%	9/3/21	4,645	4,672
Truist Financial Corp.	2.700%	1/27/22	2,202	2,210
Truist Financial Corp.	3.950%	3/22/22	4,500	4,569
Truist Financial Corp.	2.750%	4/1/22	4,815	4,844
Truist Financial Corp.	3.050%	6/20/22	5,850	5,891
Truist Financial Corp.	3.750%	12/6/23	4,200	4,415
Truist Financial Corp.	2.500%	8/1/24	2,345	2,299
Truist Financial Corp.	2.850%	10/26/24	6,847	6,845
US Bancorp	4.125%	5/24/21	2,793	2,859
US Bancorp	2.625%	1/24/22	7,405	7,525
US Bancorp	3.000%	3/15/22	7,230	7,393
US Bancorp	2.950%	7/15/22	10,776	10,990
US Bancorp	3.700%	1/30/24	7,585	7,990
US Bancorp	3.375%	2/5/24	7,600	7,917
US Bancorp	2.400%	7/30/24	6,825	6,812
US Bancorp	3.600%	9/11/24	842	875
US Bank NA	3.150%	4/26/21	2,100	2,118
US Bank NA	3.450%	11/16/21	4,800	4,877
US Bank NA	1.800%	1/21/22	5,750	5,764
US Bank NA	2.650%	5/23/22	7,759	7,886
US Bank NA	1.950%	1/9/23	10,153	10,191
US Bank NA	2.850%	1/23/23	6,485	6,622
US Bank NA	3.400%	7/24/23	6,100	6,412
US Bank NA	2.050%	1/21/25	5,250	5,215
US Bank NA	2.800%	1/27/25	6,205	6,256
Wells Fargo & Co.	2.550%	12/7/20	9,381	9,381
Wells Fargo & Co.	3.000%	1/22/21	42	42
Wells Fargo & Co.	2.500%	3/4/21	6,942	6,968
Wells Fargo & Co.	4.600%	4/1/21	15,194	15,516
Wells Fargo & Co.	2.100%	7/26/21	19,941	19,891
Wells Fargo & Co.	3.500%	3/8/22	7,916	8,053
Wells Fargo & Co.	2.625%	7/22/22	22,322	22,601
Wells Fargo & Co.	3.069%	1/24/23	21,600	21,949
Wells Fargo & Co.	3.450%	2/13/23	3,735	3,843

Wells Fargo & Co.	4.125%	8/15/23	8,574	8,802
Wells Fargo & Co.	4.480%	1/16/24	1,000	1,077
Wells Fargo & Co.	3.750%	1/24/24	9,250	9,794
Wells Fargo & Co.	3.000%	2/19/25	15,400	15,903
3 Wells Fargo & Co.	2.406%	10/30/25	34,289	33,818
3 Wells Fargo & Co.	2.164%	2/11/26	25,000	24,381
3 Wells Fargo Bank NA	3.325%	7/23/21	14,900	14,900
Wells Fargo Bank NA	3.625%	10/22/21	21,155	21,737
3 Wells Fargo Bank NA	2.897%	5/27/22	5,165	5,165
3 Wells Fargo Bank NA	2.082%	9/9/22	9,200	9,165
Wells Fargo Bank NA	3.550%	8/14/23	18,246	19,110
Westpac Banking Corp.	2.100%	5/13/21	8,527	8,481
Westpac Banking Corp.	2.000%	8/19/21	7,550	7,517
Westpac Banking Corp.	2.800%	1/11/22	5,600	5,626
Westpac Banking Corp.	2.500%	6/28/22	9,500	9,413
Westpac Banking Corp.	2.750%	1/11/23	4,750	4,792
Westpac Banking Corp.	2.000%	1/13/23	7,025	6,943
Westpac Banking Corp.	3.650%	5/15/23	7,668	7,937
Westpac Banking Corp.	3.300%	2/26/24	9,506	9,863
Westpac Banking Corp.	2.350%	2/19/25	6,775	6,830
3 Westpac Banking Corp.	2.894%	2/4/30	7,943	7,596
Zions Bancorp NA	3.500%	8/27/21	6,125	6,338

Brokerage (0.3%)
Affiliated Managers Group Inc.	4.250%	2/15/24	2,550	2,765
Ameriprise Financial Inc.	3.000%	3/22/22	2,687	2,716
Ameriprise Financial Inc.	4.000%	10/15/23	5,424	5,712
Ameriprise Financial Inc.	3.700%	10/15/24	4,084	4,141
BGC Partners Inc.	5.125%	5/27/21	1,675	1,691
BGC Partners Inc.	5.375%	7/24/23	3,914	3,909
BGC Partners Inc.	3.750%	10/1/24	401	358
BlackRock Inc.	4.250%	5/24/21	6,600	6,772
BlackRock Inc.	3.375%	6/1/22	2,898	2,990
BlackRock Inc.	3.500%	3/18/24	4,273	4,521
Brookfield Asset Management Inc.	4.000%	1/15/25	3,163	3,186
Brookfield Finance LLC	4.000%	4/1/24	4,627	4,651
Charles Schwab Corp.	3.250%	5/21/21	8,069	8,089
Charles Schwab Corp.	3.225%	9/1/22	2,550	2,579
Charles Schwab Corp.	2.650%	1/25/23	4,540	4,614
Charles Schwab Corp.	3.550%	2/1/24	2,195	2,305
CME Group Inc.	3.000%	3/15/25	4,333	4,370
E*TRADE Financial Corp.	2.950%	8/24/22	4,450	4,300
Eaton Vance Corp.	3.625%	6/15/23	2,350	2,402
Franklin Resources Inc.	2.800%	9/15/22	261	264
Franklin Resources Inc.	2.850%	3/30/25	1,979	1,959
Intercontinental Exchange Inc.	2.750%	12/1/20	4,991	4,997
Intercontinental Exchange Inc.	2.350%	9/15/22	1,175	1,175
Intercontinental Exchange Inc.	3.450%	9/21/23	3,150	3,244
Intercontinental Exchange Inc.	4.000%	10/15/23	4,955	5,364
Invesco Finance plc	3.125%	11/30/22	7,825	7,830
Invesco Finance plc	4.000%	1/30/24	5,749	5,883
Jefferies Financial Group Inc.	5.500%	10/18/23	8,194	8,280
Jefferies Group LLC	6.875%	4/15/21	6,197	6,211
Nasdaq Inc.	4.250%	6/1/24	592	617
Nomura Holdings Inc.	2.648%	1/16/25	5,040	4,934
Stifel Financial Corp.	3.500%	12/1/20	3,545	3,480
Stifel Financial Corp.	4.250%	7/18/24	1,475	1,441

TD Ameritrade Holding Corp.	2.950%	4/1/22	8,334	8,334
TD Ameritrade Holding Corp.	3.750%	4/1/24	3,350	3,400

Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	4,207	3,870
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	4,948	4,452
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	12/16/21	5,470	4,908
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	3,889	3,388
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	3,625	3,022
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	3,655	3,109
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	3,930	3,058
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.125%	7/3/23	2,600	2,210
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.875%	1/16/24	3,605	3,175
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	2.875%	8/14/24	3,900	3,137
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	1/15/25	2,370	1,963
Air Lease Corp.	2.500%	3/1/21	4,475	4,072
Air Lease Corp.	3.875%	4/1/21	4,178	3,781
Air Lease Corp.	3.375%	6/1/21	2,340	2,106
Air Lease Corp.	3.500%	1/15/22	5,000	4,550
Air Lease Corp.	3.750%	2/1/22	3,471	3,198
Air Lease Corp.	2.625%	7/1/22	3,034	2,640
Air Lease Corp.	2.750%	1/15/23	4,185	3,557
Air Lease Corp.	3.875%	7/3/23	7,720	6,948
Air Lease Corp.	3.000%	9/15/23	4,812	4,090
Air Lease Corp.	4.250%	2/1/24	7,115	6,119
Air Lease Corp.	4.250%	9/15/24	2,168	1,924
Air Lease Corp.	3.250%	3/1/25	1,773	1,393
Aircastle Ltd.	5.125%	3/15/21	4,040	4,011
Aircastle Ltd.	5.500%	2/15/22	2,260	2,103
Aircastle Ltd.	5.000%	4/1/23	5,232	4,948
Aircastle Ltd.	4.400%	9/25/23	6,900	6,654
Ares Capital Corp.	3.625%	1/19/22	3,780	3,520
Ares Capital Corp.	3.500%	2/10/23	3,290	3,054
Ares Capital Corp.	4.200%	6/10/24	6,975	6,487
Ares Capital Corp.	4.250%	3/1/25	3,197	2,774
FS KKR Capital Corp.	4.750%	5/15/22	2,650	2,428
FS KKR Capital Corp.	4.625%	7/15/24	2,650	2,048
FS KKR Capital Corp.	4.125%	2/1/25	1,020	940
GATX Corp.	3.900%	3/30/23	2,825	2,947
GATX Corp.	3.250%	3/30/25	2,338	2,405
Goldman Sachs BDC Inc.	3.750%	2/10/25	490	454
International Lease Finance Corp.	8.250%	12/15/20	3,911	3,861
International Lease Finance Corp.	4.625%	4/15/21	3,182	3,012
International Lease Finance Corp.	8.625%	1/15/22	5,423	5,260
International Lease Finance Corp.	5.875%	8/15/22	7,970	7,172
Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,000	1,826

Owl Rock Capital Corp.	5.250%	4/15/24	2,230	2,197
Owl Rock Capital Corp.	4.000%	3/30/25	2,813	2,174
Prospect Capital Corp.	5.875%	3/15/23	1,709	1,690
TPG Specialty Lending Inc.	3.875%	11/1/24	1,201	1,227

Insurance (0.8%)
AEGON Funding Co. LLC	5.750%	12/15/20	3,543	3,637
Aetna Inc.	2.750%	11/15/22	6,688	6,659
Aetna Inc.	2.800%	6/15/23	5,738	5,817
Aflac Inc.	3.625%	6/15/23	4,700	4,792
Aflac Inc.	3.625%	11/15/24	4,928	5,193
Alleghany Corp.	4.950%	6/27/22	4,038	4,367
3 Allstate Corp.	5.750%	8/15/53	6,710	5,947
American International Group Inc.	6.400%	12/15/20	4,900	5,036
American International Group Inc.	3.300%	3/1/21	6,380	6,387
American International Group Inc.	4.875%	6/1/22	5,470	5,655
American International Group Inc.	4.125%	2/15/24	5,426	5,572
Anthem Inc.	3.700%	8/15/21	3,920	3,972
Anthem Inc.	3.125%	5/15/22	4,396	4,433
Anthem Inc.	2.950%	12/1/22	7,905	8,001
Anthem Inc.	3.300%	1/15/23	7,320	7,417
Anthem Inc.	3.500%	8/15/24	8,494	8,689
Anthem Inc.	3.350%	12/1/24	3,059	3,117
Anthem Inc.	2.375%	1/15/25	3,476	3,429
Aon plc	2.800%	3/15/21	3,078	3,036
Aon plc	4.000%	11/27/23	5,980	6,157
Aon plc	3.500%	6/14/24	5,720	5,981
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,100	2,098
Assurant Inc.	4.000%	3/15/23	3,600	3,646
Assurant Inc.	4.200%	9/27/23	1,500	1,611
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,279	4,424
Berkshire Hathaway Inc.	2.200%	3/15/21	9,497	9,524
Berkshire Hathaway Inc.	3.750%	8/15/21	5,074	5,207
Berkshire Hathaway Inc.	3.400%	1/31/22	4,077	4,215
Berkshire Hathaway Inc.	3.000%	2/11/23	3,010	3,130
Berkshire Hathaway Inc.	2.750%	3/15/23	10,536	10,964
Brown & Brown Inc.	4.200%	9/15/24	5,261	5,511
Chubb INA Holdings Inc.	2.875%	11/3/22	3,152	3,182
Chubb INA Holdings Inc.	2.700%	3/13/23	5,709	5,800
Chubb INA Holdings Inc.	3.150%	3/15/25	11,600	12,093
Cigna Holding Co.	4.375%	12/15/20	1,675	1,687
CNA Financial Corp.	5.750%	8/15/21	2,890	2,975
CNA Financial Corp.	3.950%	5/15/24	3,432	3,500
Enstar Group Ltd.	4.500%	3/10/22	2,225	2,194
Equitable Holdings Inc.	3.900%	4/20/23	6,412	6,401
Fidelity National Financial Inc.	5.500%	9/1/22	2,035	2,148
First American Financial Corp.	4.600%	11/15/24	1,228	1,371
Humana Inc.	2.900%	12/15/22	6,481	6,381
Humana Inc.	3.850%	10/1/24	6,441	6,517
Kemper Corp.	4.350%	2/15/25	2,198	2,227
Lincoln National Corp.	4.000%	9/1/23	2,332	2,373
Lincoln National Corp.	3.350%	3/9/25	6,609	6,570
Loews Corp.	2.625%	5/15/23	6,835	6,746
Markel Corp.	4.900%	7/1/22	1,650	1,727
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	3,263	3,335
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	2,888	2,924
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	2,050	2,062

Marsh & McLennan Cos. Inc.	3.875%	3/15/24	7,100	7,221
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	3,115	3,208
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	184	185
MetLife Inc.	3.048%	12/15/22	5,315	5,364
MetLife Inc.	4.368%	9/15/23	6,151	6,455
MetLife Inc.	3.600%	4/10/24	6,466	6,779
Old Republic International Corp.	4.875%	10/1/24	2,830	2,932
Primerica Inc.	4.750%	7/15/22	2,700	2,780
Principal Financial Group Inc.	3.300%	9/15/22	1,200	1,206
Principal Financial Group Inc.	3.125%	5/15/23	4,075	4,082
Progressive Corp.	3.750%	8/23/21	6,056	6,130
Prudential Financial Inc.	4.500%	11/16/21	5,260	5,367
Prudential Financial Inc.	3.500%	5/15/24	4,600	4,752
3 Prudential Financial Inc.	5.875%	9/15/42	7,714	7,328
3 Prudential Financial Inc.	5.625%	6/15/43	7,510	7,069
Reinsurance Group of America Inc.	5.000%	6/1/21	3,037	3,120
Reinsurance Group of America Inc.	4.700%	9/15/23	3,670	3,923
Trinity Acquisition plc	3.500%	9/15/21	1,350	1,315
UnitedHealth Group Inc.	2.125%	3/15/21	9,386	9,454
UnitedHealth Group Inc.	3.150%	6/15/21	6,221	6,308
UnitedHealth Group Inc.	2.875%	12/15/21	4,940	5,036
UnitedHealth Group Inc.	2.875%	3/15/22	4,503	4,580
UnitedHealth Group Inc.	3.350%	7/15/22	4,635	4,785
UnitedHealth Group Inc.	2.375%	10/15/22	6,819	6,901
UnitedHealth Group Inc.	2.750%	2/15/23	5,226	5,353
UnitedHealth Group Inc.	2.875%	3/15/23	5,375	5,519
UnitedHealth Group Inc.	3.500%	6/15/23	5,250	5,490
UnitedHealth Group Inc.	3.500%	2/15/24	1,305	1,385
UnitedHealth Group Inc.	2.375%	8/15/24	1,358	1,394
Unum Group	4.000%	3/15/24	2,545	2,525
3 Voya Financial Inc.	5.650%	5/15/53	6,000	5,445
Willis North America Inc.	3.600%	5/15/24	6,572	6,686
Willis Towers Watson plc	5.750%	3/15/21	3,146	3,154

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	3,645	3,685
ORIX Corp.	3.250%	12/4/24	1,077	1,069

Real Estate Investment Trusts (0.6%)
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	5,600	5,535
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	3,475	3,631
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	2,384	2,394
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	2,700	2,780
AvalonBay Communities Inc.	2.950%	9/15/22	1,714	1,721
AvalonBay Communities Inc.	4.200%	12/15/23	2,600	2,687
Boston Properties LP	4.125%	5/15/21	6,674	6,721
Boston Properties LP	3.850%	2/1/23	4,771	4,864
Boston Properties LP	3.125%	9/1/23	3,395	3,391
Boston Properties LP	3.800%	2/1/24	500	525
Brandywine Operating Partnership LP	3.950%	2/15/23	2,775	2,856
Brandywine Operating Partnership LP	4.100%	10/1/24	420	431
Brixmor Operating Partnership LP	3.875%	8/15/22	5,975	5,674
Brixmor Operating Partnership LP	3.250%	9/15/23	3,550	3,377
Brixmor Operating Partnership LP	3.850%	2/1/25	4,881	4,781
Camden Property Trust	2.950%	12/15/22	3,775	3,772

Corporate Office Properties LP	3.700%	6/15/21	1,970	1,997
Corporate Office Properties LP	3.600%	5/15/23	2,650	2,594
CubeSmart LP	4.375%	12/15/23	1,925	2,067
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	3,755	3,679
Digital Realty Trust LP	3.950%	7/1/22	4,746	4,896
Digital Realty Trust LP	3.625%	10/1/22	3,945	4,057
Digital Realty Trust LP	2.750%	2/1/23	1,275	1,288
Duke Realty LP	3.875%	10/15/22	1,250	1,281
Duke Realty LP	3.625%	4/15/23	1,907	1,924
Duke Realty LP	3.750%	12/1/24	855	885
ERP Operating LP	4.625%	12/15/21	5,351	5,455
ERP Operating LP	3.000%	4/15/23	3,873	3,902
Essex Portfolio LP	5.200%	3/15/21	1,850	1,899
Essex Portfolio LP	3.250%	5/1/23	2,426	2,402
Essex Portfolio LP	3.875%	5/1/24	4,231	4,380
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,900	1,819
Healthpeak Properties Inc.	3.150%	8/1/22	3,203	3,094
Healthpeak Properties Inc.	4.250%	11/15/23	2,660	2,699
Healthpeak Properties Inc.	4.200%	3/1/24	2,000	2,027
Healthpeak Properties Inc.	3.875%	8/15/24	3,069	3,042
Healthpeak Properties Inc.	3.400%	2/1/25	4,216	3,947
Highwoods Realty LP	3.200%	6/15/21	2,000	2,024
Host Hotels & Resorts LP	4.750%	3/1/23	1,447	1,317
Host Hotels & Resorts LP	3.750%	10/15/23	4,925	4,285
Host Hotels & Resorts LP	3.875%	4/1/24	1,475	1,383
Kilroy Realty LP	3.450%	12/15/24	1,553	1,659
Kimco Realty Corp.	3.200%	5/1/21	4,919	4,891
Kimco Realty Corp.	3.400%	11/1/22	2,220	2,229
Kimco Realty Corp.	3.125%	6/1/23	1,700	1,690
Kimco Realty Corp.	3.300%	2/1/25	276	269
Mid-America Apartments LP	4.300%	10/15/23	2,625	2,703
Mid-America Apartments LP	3.750%	6/15/24	700	715
National Retail Properties Inc.	3.300%	4/15/23	4,210	4,237
National Retail Properties Inc.	3.900%	6/15/24	1,675	1,736
Office Properties Income Trust	4.000%	7/15/22	4,575	4,309
Omega Healthcare Investors Inc.	4.375%	8/1/23	4,702	4,649
Omega Healthcare Investors Inc.	4.950%	4/1/24	4,355	4,287
Omega Healthcare Investors Inc.	4.500%	1/15/25	3,235	3,116
Piedmont Operating Partnership LP	3.400%	6/1/23	1,105	1,112
Piedmont Operating Partnership LP	4.450%	3/15/24	1,050	1,117
Prologis LP	4.250%	8/15/23	6,050	6,217
Public Storage	2.370%	9/15/22	4,449	4,407
Realty Income Corp.	3.250%	10/15/22	12,997	12,987
Realty Income Corp.	4.650%	8/1/23	3,004	3,076
Realty Income Corp.	3.875%	7/15/24	725	726
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	1,000	1,062
Select Income REIT	4.250%	5/15/24	3,605	3,390
Select Income REIT	4.500%	2/1/25	2,650	2,608
Service Properties Trust	5.000%	8/15/22	2,957	2,114
Service Properties Trust	4.500%	6/15/23	2,966	2,224
Service Properties Trust	4.350%	10/1/24	6,116	4,482
Simon Property Group LP	2.500%	7/15/21	3,050	2,993
Simon Property Group LP	2.350%	1/30/22	6,644	6,624
Simon Property Group LP	2.625%	6/15/22	5,325	5,242
Simon Property Group LP	2.750%	6/1/23	6,487	6,392
Simon Property Group LP	2.000%	9/13/24	7,788	7,469
Simon Property Group LP	3.375%	10/1/24	7,923	7,995

SITE Centers Corp.	3.625%	2/1/25	3,166	3,229
SL Green Operating Partnership LP	3.250%	10/15/22	2,350	2,350
SL Green Realty Corp.	4.500%	12/1/22	1,225	1,292
Ventas Realty LP	3.100%	1/15/23	1,760	1,728
Ventas Realty LP	3.125%	6/15/23	3,863	3,782
Ventas Realty LP	3.500%	4/15/24	3,125	3,019
Ventas Realty LP	3.750%	5/1/24	925	919
Ventas Realty LP	2.650%	1/15/25	2,308	2,311
Ventas Realty LP	3.500%	2/1/25	2,773	2,724
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	3,530	3,515
VEREIT Operating Partnership LP	4.600%	2/6/24	6,216	6,099
Vornado Realty LP	3.500%	1/15/25	2,609	2,495
Weingarten Realty Investors	3.500%	4/15/23	1,250	1,293
Weingarten Realty Investors	3.850%	6/1/25	2,500	2,622
Welltower Inc.	3.750%	3/15/23	4,348	4,254
Welltower Inc.	3.950%	9/1/23	3,926	3,967
Welltower Inc.	3.625%	3/15/24	3,510	3,518
WP Carey Inc.	4.600%	4/1/24	1,433	1,421
				5,255,607
Industrial (12.5%)
Basic Industry (0.5%)
Air Products & Chemicals Inc.	3.000%	11/3/21	2,350	2,379
Air Products & Chemicals Inc.	3.350%	7/31/24	3,760	3,883
Airgas Inc.	3.650%	7/15/24	2,156	2,279
Albemarle Corp.	4.150%	12/1/24	3,098	3,189
ArcelorMittal	3.600%	7/16/24	10,737	9,637
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	5,000	4,843
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	4,975	5,256
Braskem Finance Ltd.	6.450%	2/3/24	5,050	4,823
Cabot Corp.	3.700%	7/15/22	2,840	2,919
Celanese US Holdings LLC	5.875%	6/15/21	6,182	6,403
Celanese US Holdings LLC	3.500%	5/8/24	2,000	1,924
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	3,300	3,102
Dow Chemical Co.	3.500%	10/1/24	1,004	1,016
DuPont de Nemours Inc.	4.205%	11/15/23	11,796	12,403
Eastman Chemical Co.	3.500%	12/1/21	5,739	5,728
Eastman Chemical Co.	3.600%	8/15/22	4,334	4,390
Eastman Chemical Co.	3.800%	3/15/25	5,000	5,059
Ecolab Inc.	4.350%	12/8/21	8,232	8,466
Ecolab Inc.	2.375%	8/10/22	6,981	6,978
Ecolab Inc.	3.250%	1/14/23	1,850	1,857
Fibria Overseas Finance Ltd.	5.250%	5/12/24	4,000	3,845
Fibria Overseas Finance Ltd.	4.000%	1/14/25	2,912	2,691
FMC Corp.	3.950%	2/1/22	3,235	3,319
Georgia-Pacific LLC	8.000%	1/15/24	3,100	3,743
Goldcorp Inc.	3.625%	6/9/21	100	101
International Paper Co.	7.500%	8/15/21	4,731	5,024
International Paper Co.	3.650%	6/15/24	4,160	4,279
Kinross Gold Corp.	5.125%	9/1/21	3,440	3,483
Kinross Gold Corp.	5.950%	3/15/24	1,675	1,625
LyondellBasell Industries NV	6.000%	11/15/21	11,041	11,259
LyondellBasell Industries NV	5.750%	4/15/24	6,650	7,263
Mosaic Co.	3.750%	11/15/21	3,870	3,798
Mosaic Co.	3.250%	11/15/22	6,889	6,594
Mosaic Co.	4.250%	11/15/23	8,350	7,886
NewMarket Corp.	4.100%	12/15/22	1,975	2,061
Newmont Corp.	3.625%	6/9/21	5,829	5,761

Newmont Corp.	3.500%	3/15/22	756	767
Newmont Corp.	3.700%	3/15/23	732	735
Nucor Corp.	4.125%	9/15/22	2,510	2,582
Nucor Corp.	4.000%	8/1/23	7,364	7,781
Nutrien Ltd.	3.150%	10/1/22	4,791	4,911
Nutrien Ltd.	3.500%	6/1/23	7,198	7,857
Packaging Corp. of America	4.500%	11/1/23	5,582	6,078
PPG Industries Inc.	2.400%	8/15/24	2,000	1,973
Praxair Inc.	4.050%	3/15/21	2,665	2,692
Praxair Inc.	3.000%	9/1/21	3,695	3,761
Praxair Inc.	2.450%	2/15/22	4,359	4,375
Praxair Inc.	2.200%	8/15/22	4,445	4,377
Praxair Inc.	2.700%	2/21/23	2,310	2,341
Praxair Inc.	2.650%	2/5/25	1,511	1,535
Rayonier Inc.	3.750%	4/1/22	1,550	1,587
Sasol Financing International Ltd.	4.500%	11/14/22	1,000	488
SASOL Financing USA LLC	5.875%	3/27/24	3,265	1,371
Sherwin-Williams Co.	4.200%	1/15/22	100	102
Sherwin-Williams Co.	2.750%	6/1/22	1,316	1,310
Sherwin-Williams Co.	3.125%	6/1/24	3,572	3,562
Southern Copper Corp.	3.500%	11/8/22	2,025	1,972
Steel Dynamics Inc.	2.800%	12/15/24	6,428	5,994
WestRock RKT Co.	4.900%	3/1/22	165	168
Weyerhaeuser Co.	4.700%	3/15/21	5,158	5,160
Weyerhaeuser Co.	4.625%	9/15/23	5,000	5,082
WRKCo Inc.	3.000%	9/15/24	3,000	3,005
WRKCo Inc.	3.750%	3/15/25	4,297	4,335

Capital Goods (1.3%)
3M Co.	1.625%	9/19/21	3,485	3,482
3M Co.	2.750%	3/1/22	5,425	5,499
3M Co.	2.000%	6/26/22	3,090	3,101
3M Co.	1.750%	2/14/23	3,100	3,081
3M Co.	2.250%	3/15/23	5,250	5,288
3M Co.	3.250%	2/14/24	2,900	3,058
3M Co.	2.000%	2/14/25	4,600	4,660
3M Co.	2.650%	4/15/25	1,000	1,028
ABB Finance USA Inc.	2.875%	5/8/22	7,768	7,804
Allegion US Holding Co. Inc.	3.200%	10/1/24	2,349	2,189
4 Bemis Co. Inc.	4.500%	10/15/21	3,050	3,123
Boeing Co.	2.300%	8/1/21	1,265	1,224
Boeing Co.	8.750%	8/15/21	1,000	1,045
Boeing Co.	2.350%	10/30/21	3,150	3,012
Boeing Co.	2.125%	3/1/22	1,010	951
Boeing Co.	2.700%	5/1/22	3,300	3,133
Boeing Co.	2.800%	3/1/23	2,500	2,299
Boeing Co.	1.875%	6/15/23	3,010	2,765
Boeing Co.	2.850%	10/30/24	2,500	2,328
Carlisle Cos. Inc.	3.750%	11/15/22	2,650	2,709
Carlisle Cos. Inc.	3.500%	12/1/24	1,022	1,064
4 Carrier Global Corp.	1.923%	2/15/23	3,200	3,117
4 Carrier Global Corp.	2.242%	2/15/25	11,765	11,349
Caterpillar Financial Services Corp.	3.350%	12/7/20	700	705
Caterpillar Financial Services Corp.	2.650%	5/17/21	2,950	2,954
Caterpillar Financial Services Corp.	1.700%	8/9/21	8,100	8,012
Caterpillar Financial Services Corp.	3.150%	9/7/21	2,450	2,494
Caterpillar Financial Services Corp.	1.931%	10/1/21	3,712	3,641

Caterpillar Financial Services Corp.	2.950%	2/26/22	5,766	5,866
Caterpillar Financial Services Corp.	2.850%	6/1/22	6,260	6,265
Caterpillar Financial Services Corp.	2.400%	6/6/22	4,100	4,109
Caterpillar Financial Services Corp.	1.950%	11/18/22	6,622	6,590
Caterpillar Financial Services Corp.	2.550%	11/29/22	5,525	5,537
Caterpillar Financial Services Corp.	3.450%	5/15/23	5,000	5,129
Caterpillar Financial Services Corp.	3.750%	11/24/23	5,215	5,421
Caterpillar Financial Services Corp.	3.650%	12/7/23	3,525	3,723
Caterpillar Financial Services Corp.	2.850%	5/17/24	3,500	3,519
Caterpillar Financial Services Corp.	3.300%	6/9/24	2,475	2,529
Caterpillar Financial Services Corp.	2.150%	11/8/24	9,925	9,964
Caterpillar Financial Services Corp.	3.250%	12/1/24	7,453	7,524
Caterpillar Inc.	3.900%	5/27/21	5,620	5,750
Caterpillar Inc.	2.600%	6/26/22	5,628	5,679
Caterpillar Inc.	3.400%	5/15/24	1,871	1,947
CNH Industrial Capital LLC	4.875%	4/1/21	6,420	6,410
CNH Industrial Capital LLC	3.875%	10/15/21	2,295	2,217
CNH Industrial Capital LLC	4.375%	4/5/22	5,814	5,609
CNH Industrial Capital LLC	4.200%	1/15/24	5,159	4,866
CNH Industrial NV	4.500%	8/15/23	5,870	5,720
Crane Co.	4.450%	12/15/23	2,500	2,709
Deere & Co.	2.600%	6/8/22	6,458	6,546
Eaton Corp.	2.750%	11/2/22	7,052	7,113
4 Embraer Overseas Ltd.	5.696%	9/16/23	1,525	1,303
Embraer SA	5.150%	6/15/22	125	109
Emerson Electric Co.	2.625%	12/1/21	5,980	5,918
Emerson Electric Co.	2.625%	2/15/23	1,525	1,496
Flowserve Corp.	3.500%	9/15/22	4,625	4,606
Fortive Corp.	2.350%	6/15/21	4,650	4,557
Fortune Brands Home & Security Inc.	4.000%	9/21/23	3,700	3,814
General Dynamics Corp.	3.000%	5/11/21	7,705	7,785
General Dynamics Corp.	3.875%	7/15/21	4,355	4,444
General Dynamics Corp.	2.250%	11/15/22	1,447	1,456
General Dynamics Corp.	3.375%	5/15/23	8,459	8,846
General Dynamics Corp.	1.875%	8/15/23	5,856	5,828
General Dynamics Corp.	2.375%	11/15/24	5,000	5,089
General Electric Co.	4.650%	10/17/21	5,002	5,141
General Electric Co.	2.700%	10/9/22	9,016	8,857
General Electric Co.	3.100%	1/9/23	8,525	8,462
General Electric Co.	3.375%	3/11/24	9,230	9,212
General Electric Co.	3.450%	5/15/24	6,132	6,135
Honeywell International Inc.	4.250%	3/1/21	5,392	5,492
Honeywell International Inc.	1.850%	11/1/21	10,565	10,582
Honeywell International Inc.	2.150%	8/8/22	3,400	3,429
Honeywell International Inc.	2.300%	8/15/24	7,050	7,098
Illinois Tool Works Inc.	3.375%	9/15/21	4,450	4,535
Illinois Tool Works Inc.	3.500%	3/1/24	8,903	9,083
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	8,701	9,026
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	4,798	4,947
John Deere Capital Corp.	2.800%	3/4/21	3,000	3,018
John Deere Capital Corp.	2.875%	3/12/21	3,825	3,848
John Deere Capital Corp.	3.900%	7/12/21	3,585	3,653
John Deere Capital Corp.	3.125%	9/10/21	1,845	1,856
John Deere Capital Corp.	3.150%	10/15/21	2,915	2,911
John Deere Capital Corp.	2.650%	1/6/22	5,268	5,266
John Deere Capital Corp.	2.950%	4/1/22	4,450	4,477
John Deere Capital Corp.	1.950%	6/13/22	3,700	3,647

John Deere Capital Corp.	2.150%	9/8/22	3,308	3,261
John Deere Capital Corp.	2.700%	1/6/23	6,950	6,843
John Deere Capital Corp.	2.800%	1/27/23	5,800	5,725
John Deere Capital Corp.	2.800%	3/6/23	6,873	7,041
John Deere Capital Corp.	3.450%	6/7/23	4,515	4,536
John Deere Capital Corp.	3.650%	10/12/23	4,300	4,538
John Deere Capital Corp.	3.450%	1/10/24	1,675	1,664
John Deere Capital Corp.	2.600%	3/7/24	3,375	3,497
John Deere Capital Corp.	2.650%	6/24/24	6,850	6,787
John Deere Capital Corp.	2.050%	1/9/25	6,200	6,167
4 L3Harris Technologies Inc.	3.850%	6/15/23	8,864	9,212
4 L3Harris Technologies Inc.	3.950%	5/28/24	3,075	3,252
Leggett & Platt Inc.	3.800%	11/15/24	1,007	1,060
Legrand France SA	8.500%	2/15/25	2,297	3,002
Lennox International Inc.	3.000%	11/15/23	2,000	2,036
Lockheed Martin Corp.	3.350%	9/15/21	6,116	6,220
Lockheed Martin Corp.	3.100%	1/15/23	4,074	4,129
Lockheed Martin Corp.	2.900%	3/1/25	6,056	6,257
Martin Marietta Materials Inc.	4.250%	7/2/24	1,500	1,563
Masco Corp.	3.500%	4/1/21	3,040	3,011
Mohawk Industries Inc.	3.850%	2/1/23	4,325	4,404
Northrop Grumman Corp.	3.500%	3/15/21	5,951	6,005
Northrop Grumman Corp.	2.550%	10/15/22	2,858	2,855
Northrop Grumman Corp.	3.250%	8/1/23	7,703	7,871
Northrop Grumman Corp.	2.930%	1/15/25	3,090	3,132
Nvent Finance Sarl	3.950%	4/15/23	1,137	1,184
Owens Corning	4.200%	12/1/24	1,741	1,775
Parker-Hannifin Corp.	2.700%	6/14/24	5,912	5,867
Parker-Hannifin Corp.	3.300%	11/21/24	6,592	6,868
Precision Castparts Corp.	2.500%	1/15/23	9,635	9,684
Raytheon Co.	2.500%	12/15/22	3,363	3,447
Republic Services Inc.	5.250%	11/15/21	3,140	3,266
Republic Services Inc.	3.550%	6/1/22	7,419	7,610
Republic Services Inc.	4.750%	5/15/23	2,913	3,071
Republic Services Inc.	3.200%	3/15/25	4,004	4,227
Rockwell Automation Inc.	2.875%	3/1/25	151	155
Rockwell Collins Inc.	2.800%	3/15/22	6,612	6,673
Rockwell Collins Inc.	3.700%	12/15/23	2,210	2,302
Rockwell Collins Inc.	3.200%	3/15/24	8,475	8,735
Roper Technologies Inc.	3.000%	12/15/20	4,387	4,395
Roper Technologies Inc.	2.800%	12/15/21	3,651	3,656
Roper Technologies Inc.	3.125%	11/15/22	4,412	4,451
Roper Technologies Inc.	2.350%	9/15/24	2,825	2,752
Spirit AeroSystems Inc.	3.950%	6/15/23	615	536
Stanley Black & Decker Inc.	3.400%	12/1/21	4,100	4,137
Stanley Black & Decker Inc.	2.900%	11/1/22	4,130	4,125
3 Stanley Black & Decker Inc.	4.000%	3/15/60	750	710
Textron Inc.	4.300%	3/1/24	1,400	1,424
Textron Inc.	3.875%	3/1/25	3,434	3,435
Timken Co.	3.875%	9/1/24	275	287
United Technologies Corp.	3.650%	8/16/23	2,885	3,044
Wabtec Corp.	4.400%	3/15/24	4,875	4,839
Waste Management Inc.	4.600%	3/1/21	2,678	2,715
Waste Management Inc.	2.900%	9/15/22	5,787	5,823
Waste Management Inc.	2.400%	5/15/23	4,604	4,514
Waste Management Inc.	3.500%	5/15/24	2,175	2,165
Waste Management Inc.	2.950%	6/15/24	2,875	2,912

Waste Management Inc.	3.125%	3/1/25	3,681	3,817
WW Grainger Inc.	1.850%	2/15/25	3,000	2,994
Xylem Inc.	4.875%	10/1/21	5,384	5,557

Communication (1.2%)
Activision Blizzard Inc.	2.300%	9/15/21	7,000	6,883
America Movil SAB de CV	3.125%	7/16/22	10,378	10,477
American Tower Corp.	3.450%	9/15/21	1,954	1,964
American Tower Corp.	2.250%	1/15/22	3,660	3,538
American Tower Corp.	4.700%	3/15/22	4,265	4,337
American Tower Corp.	3.500%	1/31/23	8,268	8,326
American Tower Corp.	3.000%	6/15/23	4,409	4,397
American Tower Corp.	5.000%	2/15/24	5,757	6,098
American Tower Corp.	3.375%	5/15/24	4,900	4,846
American Tower Corp.	2.950%	1/15/25	3,018	3,001
American Tower Corp.	2.400%	3/15/25	675	664
AT&T Inc.	4.450%	5/15/21	8,500	8,714
AT&T Inc.	3.875%	8/15/21	11,241	11,323
AT&T Inc.	3.000%	2/15/22	7,446	7,507
AT&T Inc.	3.200%	3/1/22	10,645	10,798
AT&T Inc.	3.800%	3/15/22	6,846	7,068
AT&T Inc.	3.400%	6/15/22	4,350	4,430
AT&T Inc.	3.000%	6/30/22	8,418	8,486
AT&T Inc.	3.600%	2/17/23	8,350	8,595
AT&T Inc.	4.050%	12/15/23	3,650	3,820
AT&T Inc.	3.800%	3/1/24	6,209	6,540
AT&T Inc.	4.450%	4/1/24	8,363	8,855
AT&T Inc.	3.550%	6/1/24	9,819	10,115
AT&T Inc.	3.950%	1/15/25	7,000	7,379
British Telecommunications plc	4.500%	12/4/23	4,700	4,892
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	4,546	4,566
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	8,779	9,072
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.500%	2/1/24	10,626	10,989
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	7,639	9,023
Comcast Corp.	1.625%	1/15/22	2,907	2,918
Comcast Corp.	3.125%	7/15/22	4,924	5,076
Comcast Corp.	2.750%	3/1/23	7,940	8,182
Comcast Corp.	3.000%	2/1/24	6,250	6,580
Comcast Corp.	3.600%	3/1/24	8,873	9,501
Comcast Corp.	3.700%	4/15/24	17,545	18,841
Comcast Corp.	3.375%	2/15/25	2,570	2,743
Crown Castle International Corp.	2.250%	9/1/21	6,121	6,011
Crown Castle International Corp.	4.875%	4/15/22	7,434	7,596
Crown Castle International Corp.	5.250%	1/15/23	10,084	10,550
Crown Castle International Corp.	3.200%	9/1/24	7,150	6,791
Discovery Communications LLC	4.375%	6/15/21	2,855	2,893
Discovery Communications LLC	3.300%	5/15/22	1,628	1,636
Discovery Communications LLC	3.500%	6/15/22	6,991	7,079
Discovery Communications LLC	2.950%	3/20/23	8,440	8,421
Discovery Communications LLC	3.250%	4/1/23	1,950	1,949
Discovery Communications LLC	3.800%	3/13/24	1,385	1,379
Discovery Communications LLC	3.900%	11/15/24	3,292	3,263
Discovery Communications LLC	3.450%	3/15/25	2,202	2,136

Electronic Arts Inc.	3.700%	3/1/21	4,600	4,636
4 Fox Corp.	3.666%	1/25/22	4,131	4,228
4 Fox Corp.	4.030%	1/25/24	9,090	9,463
Interpublic Group of Cos. Inc.	3.750%	10/1/21	5,762	5,812
Interpublic Group of Cos. Inc.	3.750%	2/15/23	2,700	2,640
Interpublic Group of Cos. Inc.	4.200%	4/15/24	7,525	7,690
Moody's Corp.	3.250%	6/7/21	4,320	4,329
Moody's Corp.	2.750%	12/15/21	4,502	4,442
Moody's Corp.	2.625%	1/15/23	2,473	2,461
Moody's Corp.	4.875%	2/15/24	425	459
NBCUniversal Media LLC	2.875%	1/15/23	8,679	8,962
Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	9,125	9,263
Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	8,563	8,744
Orange SA	4.125%	9/14/21	9,978	10,147
RELX Capital Inc.	3.500%	3/16/23	4,688	4,883
Rogers Communications Inc.	3.000%	3/15/23	750	766
Rogers Communications Inc.	4.100%	10/1/23	7,600	8,117
Telefonica Emisiones SAU	4.570%	4/27/23	3,000	3,088
Thomson Reuters Corp.	4.300%	11/23/23	5,910	6,102
Time Warner Cable LLC	4.000%	9/1/21	7,029	7,047
Time Warner Entertainment Co. LP	8.375%	3/15/23	4,301	4,674
Verizon Communications Inc.	3.450%	3/15/21	10,315	10,462
Verizon Communications Inc.	4.600%	4/1/21	8,857	9,073
Verizon Communications Inc.	2.946%	3/15/22	2,273	2,321
Verizon Communications Inc.	3.125%	3/16/22	7,853	8,077
Verizon Communications Inc.	2.450%	11/1/22	9,125	9,198
Verizon Communications Inc.	5.150%	9/15/23	28,077	31,343
Verizon Communications Inc.	4.150%	3/15/24	1,023	1,099
Verizon Communications Inc.	3.500%	11/1/24	6,186	6,588
Verizon Communications Inc.	3.376%	2/15/25	15,600	16,720
ViacomCBS Inc.	3.875%	12/15/21	4,141	4,050
ViacomCBS Inc.	3.375%	3/1/22	2,720	2,706
ViacomCBS Inc.	2.500%	2/15/23	3,300	3,098
ViacomCBS Inc.	2.900%	6/1/23	2,725	2,573
ViacomCBS Inc.	4.250%	9/1/23	8,810	8,984
ViacomCBS Inc.	3.875%	4/1/24	4,259	4,254
ViacomCBS Inc.	3.700%	8/15/24	2,625	2,643
ViacomCBS Inc.	3.500%	1/15/25	2,500	2,403
ViacomCBS Inc.	4.750%	5/15/25	6,600	6,584
Vodafone Group plc	3.750%	1/16/24	19,226	19,688
Walt Disney Co.	3.750%	6/1/21	3,941	4,019
Walt Disney Co.	2.750%	8/16/21	6,500	6,598
Walt Disney Co.	2.550%	2/15/22	1,850	1,866
Walt Disney Co.	2.450%	3/4/22	4,855	4,929
Walt Disney Co.	3.000%	9/15/22	9,402	9,708
Walt Disney Co.	1.750%	8/30/24	5,550	5,591
Walt Disney Co.	3.700%	9/15/24	3,550	3,824
Walt Disney Co.	3.350%	3/24/25	3,000	3,270
Weibo Corp.	3.500%	7/5/24	4,900	4,844
WPP Finance 2010	3.625%	9/7/22	3,783	3,763
WPP Finance 2010	3.750%	9/19/24	5,048	5,093

Consumer Cyclical (1.8%)
Advance Auto Parts Inc.	4.500%	12/1/23	3,271	3,377
Alibaba Group Holding Ltd.	3.125%	11/28/21	8,200	8,268
Alibaba Group Holding Ltd.	2.800%	6/6/23	2,000	2,017
Alibaba Group Holding Ltd.	3.600%	11/28/24	13,400	14,123

Amazon.com Inc.	3.300%	12/5/21	8,844	9,144
Amazon.com Inc.	2.500%	11/29/22	6,346	6,545
Amazon.com Inc.	2.400%	2/22/23	6,418	6,677
Amazon.com Inc.	2.800%	8/22/24	8,955	9,523
Amazon.com Inc.	3.800%	12/5/24	3,337	3,697
American Honda Finance Corp.	3.150%	1/8/21	2,889	2,903
American Honda Finance Corp.	1.650%	7/12/21	7,119	7,039
American Honda Finance Corp.	1.700%	9/9/21	7,733	7,605
American Honda Finance Corp.	3.375%	12/10/21	3,070	3,093
American Honda Finance Corp.	1.950%	5/20/22	1,575	1,549
American Honda Finance Corp.	2.200%	6/27/22	100	98
American Honda Finance Corp.	2.600%	11/16/22	7,800	7,718
American Honda Finance Corp.	2.050%	1/10/23	6,499	6,399
American Honda Finance Corp.	1.950%	5/10/23	5,500	5,390
American Honda Finance Corp.	3.450%	7/14/23	4,237	4,323
American Honda Finance Corp.	3.625%	10/10/23	2,520	2,584
American Honda Finance Corp.	2.900%	2/16/24	7,515	7,566
American Honda Finance Corp.	2.400%	6/27/24	4,940	4,871
American Honda Finance Corp.	2.150%	9/10/24	4,730	4,618
Aptiv Corp.	4.150%	3/15/24	2,892	2,826
AutoNation Inc.	3.500%	11/15/24	2,552	2,475
AutoZone Inc.	3.700%	4/15/22	4,005	4,124
AutoZone Inc.	2.875%	1/15/23	6,815	6,909
AutoZone Inc.	3.125%	4/18/24	4,000	4,148
Best Buy Co. Inc.	5.500%	3/15/21	1,650	1,682
Block Financial LLC	5.500%	11/1/22	3,100	3,106
Booking Holdings Inc.	2.750%	3/15/23	8,678	8,609
BorgWarner Inc.	3.375%	3/15/25	2,730	2,683
Choice Hotels International Inc.	5.750%	7/1/22	2,750	2,561
Costco Wholesale Corp.	2.150%	5/18/21	3,995	4,028
Costco Wholesale Corp.	2.250%	2/15/22	2,883	2,877
Costco Wholesale Corp.	2.300%	5/18/22	7,256	7,382
Costco Wholesale Corp.	2.750%	5/18/24	4,852	5,090
Cummins Inc.	3.650%	10/1/23	2,746	2,913
Dollar General Corp.	3.250%	4/15/23	5,508	5,583
Dollar Tree Inc.	3.700%	5/15/23	8,087	8,231
DR Horton Inc.	2.550%	12/1/20	7,283	7,253
DR Horton Inc.	4.375%	9/15/22	1,387	1,375
DR Horton Inc.	4.750%	2/15/23	3,725	3,723
DR Horton Inc.	2.500%	10/15/24	3,550	3,315
eBay Inc.	2.875%	8/1/21	5,075	5,027
eBay Inc.	3.800%	3/9/22	5,502	5,599
eBay Inc.	2.600%	7/15/22	5,603	5,618
eBay Inc.	2.750%	1/30/23	4,634	4,553
eBay Inc.	3.450%	8/1/24	4,700	4,758
eBay Inc.	1.900%	3/11/25	1,050	990
Expedia Group Inc.	4.500%	8/15/24	3,110	2,861
Ford Motor Credit Co. LLC	3.336%	3/18/21	5,055	4,827
Ford Motor Credit Co. LLC	5.875%	8/2/21	3,970	3,890
Ford Motor Credit Co. LLC	3.350%	11/1/22	8,250	7,690
Ford Motor Credit Co. LLC	3.087%	1/9/23	6,340	5,705
Ford Motor Credit Co. LLC	4.063%	11/1/24	1,150	1,043
General Motors Co.	4.875%	10/2/23	4,837	4,308
General Motors Financial Co. Inc.	4.200%	3/1/21	10,014	9,599
General Motors Financial Co. Inc.	3.550%	4/9/21	7,640	7,304
General Motors Financial Co. Inc.	3.200%	7/6/21	8,841	8,299
General Motors Financial Co. Inc.	4.375%	9/25/21	7,719	7,233

General Motors Financial Co. Inc.	4.200%	11/6/21	5,784	5,499
General Motors Financial Co. Inc.	3.450%	1/14/22	13,961	13,048
General Motors Financial Co. Inc.	3.450%	4/10/22	13,567	12,579
General Motors Financial Co. Inc.	3.150%	6/30/22	5,963	5,383
General Motors Financial Co. Inc.	3.550%	7/8/22	8,275	7,693
General Motors Financial Co. Inc.	3.250%	1/5/23	2,775	2,496
General Motors Financial Co. Inc.	3.700%	5/9/23	9,232	8,294
General Motors Financial Co. Inc.	4.250%	5/15/23	6,421	5,807
General Motors Financial Co. Inc.	4.150%	6/19/23	15,225	13,844
General Motors Financial Co. Inc.	5.100%	1/17/24	8,365	7,691
General Motors Financial Co. Inc.	3.950%	4/13/24	750	680
General Motors Financial Co. Inc.	3.500%	11/7/24	5,335	4,677
General Motors Financial Co. Inc.	4.000%	1/15/25	100	89
General Motors Financial Co. Inc.	2.900%	2/26/25	7,250	6,204
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	1,810	1,601
Home Depot Inc.	2.000%	4/1/21	9,693	9,702
Home Depot Inc.	4.400%	4/1/21	9,033	9,191
Home Depot Inc.	3.250%	3/1/22	5,364	5,541
Home Depot Inc.	2.625%	6/1/22	8,760	8,933
Home Depot Inc.	2.700%	4/1/23	7,084	7,307
Home Depot Inc.	3.750%	2/15/24	5,996	6,323
IHS Markit Ltd.	4.125%	8/1/23	1,565	1,596
IHS Markit Ltd.	3.625%	5/1/24	2,500	2,475
JD.com Inc.	3.125%	4/29/21	3,700	3,726
Kohl's Corp.	3.250%	2/1/23	1,490	1,394
Las Vegas Sands Corp.	3.200%	8/8/24	11,000	9,927
Lowe's Cos. Inc.	3.750%	4/15/21	2,908	2,949
Lowe's Cos. Inc.	3.800%	11/15/21	2,232	2,220
Lowe's Cos. Inc.	3.120%	4/15/22	1,803	1,790
Lowe's Cos. Inc.	3.875%	9/15/23	6,100	6,333
Lowe's Cos. Inc.	3.125%	9/15/24	3,641	3,713
Macy's Retail Holdings Inc.	3.450%	1/15/21	3,050	2,448
Macy's Retail Holdings Inc.	2.875%	2/15/23	4,275	3,078
Magna International Inc.	3.625%	6/15/24	6,350	5,874
Marriott International Inc.	2.875%	3/1/21	1,625	1,517
Marriott International Inc.	3.125%	10/15/21	4,225	3,813
Marriott International Inc.	2.300%	1/15/22	4,763	4,465
Marriott International Inc.	3.250%	9/15/22	3,804	3,485
Marriott International Inc.	2.125%	10/3/22	2,450	2,205
Mastercard Inc.	2.000%	11/21/21	7,825	7,881
Mastercard Inc.	3.375%	4/1/24	5,243	5,562
McDonald's Corp.	3.625%	5/20/21	7,063	7,191
McDonald's Corp.	2.625%	1/15/22	9,944	10,109
McDonald's Corp.	3.350%	4/1/23	2,517	2,600
McDonald's Corp.	3.300%	7/1/25	2,000	2,071
NIKE Inc.	2.400%	3/27/25	5,000	5,207
Nordstrom Inc.	4.000%	10/15/21	3,054	2,901
NVR Inc.	3.950%	9/15/22	3,907	3,908
O'Reilly Automotive Inc.	4.625%	9/15/21	2,285	2,331
O'Reilly Automotive Inc.	3.850%	6/15/23	6,633	6,784
PACCAR Financial Corp.	2.050%	11/13/20	1,000	1,004
PACCAR Financial Corp.	2.250%	2/25/21	2,725	2,725
PACCAR Financial Corp.	2.800%	3/1/21	3,068	3,085
PACCAR Financial Corp.	3.150%	8/9/21	3,585	3,566
PACCAR Financial Corp.	2.850%	3/1/22	2,960	2,911
PACCAR Financial Corp.	2.650%	5/10/22	3,500	3,424
PACCAR Financial Corp.	2.000%	9/26/22	1,337	1,312

PACCAR Financial Corp.	3.400%	8/9/23	2,927	2,845
PACCAR Financial Corp.	2.150%	8/15/24	1,200	1,129
PACCAR Financial Corp.	1.800%	2/6/25	1,630	1,536
QVC Inc.	4.375%	3/15/23	7,844	7,520
QVC Inc.	4.850%	4/1/24	3,950	3,407
QVC Inc.	4.450%	2/15/25	1,395	1,186
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	4,750	3,456
Sands China Ltd.	4.600%	8/8/23	10,231	10,436
Starbucks Corp.	2.700%	6/15/22	2,846	2,884
Starbucks Corp.	3.100%	3/1/23	10,575	10,768
Starbucks Corp.	3.850%	10/1/23	5,825	6,075
Tapestry Inc.	3.000%	7/15/22	2,800	2,826
Target Corp.	2.900%	1/15/22	7,953	8,102
Target Corp.	3.500%	7/1/24	1,050	1,121
TJX Cos. Inc.	2.750%	6/15/21	7,412	7,436
TJX Cos. Inc.	2.500%	5/15/23	5,244	5,259
TJX Cos. Inc.	3.500%	4/15/25	4,100	4,192
Toyota Motor Corp.	3.183%	7/20/21	8,980	9,081
Toyota Motor Corp.	2.157%	7/2/22	4,150	4,119
Toyota Motor Corp.	3.419%	7/20/23	9,000	9,190
Toyota Motor Corp.	2.358%	7/2/24	3,410	3,410
Toyota Motor Credit Corp.	1.900%	4/8/21	8,245	8,286
Toyota Motor Credit Corp.	2.950%	4/13/21	8,280	8,309
Toyota Motor Credit Corp.	3.400%	9/15/21	9,015	9,167
Toyota Motor Credit Corp.	1.800%	10/7/21	2,400	2,409
Toyota Motor Credit Corp.	2.600%	1/11/22	10,605	10,629
Toyota Motor Credit Corp.	3.300%	1/12/22	4,262	4,311
Toyota Motor Credit Corp.	2.650%	4/12/22	5,375	5,415
Toyota Motor Credit Corp.	2.150%	9/8/22	10,125	10,051
Toyota Motor Credit Corp.	2.625%	1/10/23	1,676	1,678
Toyota Motor Credit Corp.	2.700%	1/11/23	6,082	6,069
Toyota Motor Credit Corp.	3.450%	9/20/23	440	453
Toyota Motor Credit Corp.	2.250%	10/18/23	3,982	3,907
Toyota Motor Credit Corp.	2.900%	4/17/24	2,900	2,929
Toyota Motor Credit Corp.	1.800%	2/13/25	4,725	4,566
Visa Inc.	2.150%	9/15/22	7,534	7,673
Visa Inc.	2.800%	12/14/22	16,086	16,749
Walgreen Co.	3.100%	9/15/22	3,054	3,059
Walgreens Boots Alliance Inc.	3.300%	11/18/21	15,855	16,099
Walgreens Boots Alliance Inc.	3.800%	11/18/24	10,700	11,025
Walmart Inc.	3.125%	6/23/21	7,012	7,160
Walmart Inc.	2.350%	12/15/22	8,153	8,397
Walmart Inc.	2.550%	4/11/23	8,906	9,209
Walmart Inc.	3.400%	6/26/23	9,435	10,039
Walmart Inc.	3.300%	4/22/24	10,865	11,635
Walmart Inc.	2.850%	7/8/24	10,275	10,670
Walmart Inc.	2.650%	12/15/24	9,600	10,019
Western Union Co.	3.600%	3/15/22	3,850	3,900
Western Union Co.	4.250%	6/9/23	1,050	1,033
Western Union Co.	2.850%	1/10/25	3,130	3,123

Consumer Noncyclical (3.3%)
Abbott Laboratories	2.550%	3/15/22	6,505	6,601
Abbott Laboratories	3.400%	11/30/23	9,347	9,831
AbbVie Inc.	2.300%	5/14/21	10,660	10,654
AbbVie Inc.	3.375%	11/14/21	8,966	9,086
4 AbbVie Inc.	2.150%	11/19/21	11,100	11,041

AbbVie Inc.	2.900%	11/6/22	16,354	16,575
AbbVie Inc.	3.200%	11/6/22	11,547	11,831
4 AbbVie Inc.	2.300%	11/21/22	12,150	12,151
AbbVie Inc.	2.850%	5/14/23	8,443	8,554
AbbVie Inc.	3.750%	11/14/23	9,413	9,782
4 AbbVie Inc.	2.600%	11/21/24	23,750	23,772
Actavis Inc.	3.250%	10/1/22	15,915	15,909
Agilent Technologies Inc.	3.200%	10/1/22	4,339	4,354
Agilent Technologies Inc.	3.875%	7/15/23	1,820	1,877
Allergan Funding SCS	3.450%	3/15/22	10,861	10,844
Allergan Funding SCS	3.850%	6/15/24	7,247	7,467
Altria Group Inc.	4.750%	5/5/21	7,379	7,468
Altria Group Inc.	3.490%	2/14/22	8,475	8,603
Altria Group Inc.	2.850%	8/9/22	4,203	4,224
Altria Group Inc.	4.000%	1/31/24	8,745	8,955
Altria Group Inc.	3.800%	2/14/24	7,685	7,737
AmerisourceBergen Corp.	3.500%	11/15/21	2,245	2,261
AmerisourceBergen Corp.	3.400%	5/15/24	3,801	3,869
Amgen Inc.	3.875%	11/15/21	8,680	8,873
Amgen Inc.	2.700%	5/1/22	3,300	3,328
Amgen Inc.	2.650%	5/11/22	3,337	3,365
Amgen Inc.	3.625%	5/15/22	6,686	6,850
Amgen Inc.	2.250%	8/19/23	5,130	5,132
Amgen Inc.	3.625%	5/22/24	8,000	8,400
Amgen Inc.	1.900%	2/21/25	5,292	5,176
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	4,962	4,947
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	14,439	14,876
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	6,662	6,937
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	3,475	3,508
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	4,721	4,936
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	13,675	14,741
Archer-Daniels-Midland Co.	4.479%	3/1/21	3,229	3,307
Archer-Daniels-Midland Co.	3.375%	3/15/22	3,000	3,070
Archer-Daniels-Midland Co.	2.750%	3/27/25	1,700	1,741
AstraZeneca plc	2.375%	6/12/22	6,270	6,300
AstraZeneca plc	3.500%	8/17/23	5,164	5,416
BAT Capital Corp.	2.764%	8/15/22	757	744
BAT Capital Corp.	3.222%	8/15/24	11,689	11,541
BAT Capital Corp.	2.789%	9/6/24	11,975	11,280
Baxalta Inc.	3.600%	6/23/22	1,146	1,201
Baxter International Inc.	1.700%	8/15/21	2,805	2,783
Beam Suntory Inc.	3.250%	5/15/22	151	151
Becton Dickinson & Co.	3.125%	11/8/21	11,812	11,821
Becton Dickinson & Co.	2.894%	6/6/22	13,785	13,790
Becton Dickinson & Co.	3.875%	5/15/24	2,200	2,157
Becton Dickinson & Co.	3.363%	6/6/24	13,683	13,584
Becton Dickinson & Co.	3.734%	12/15/24	4,628	4,694
Biogen Inc.	3.625%	9/15/22	8,188	8,409
Boston Scientific Corp.	3.375%	5/15/22	4,165	4,242
Boston Scientific Corp.	3.450%	3/1/24	7,983	8,148
4 Bristol-Myers Squibb Co.	2.550%	5/14/21	4,000	4,044
4 Bristol-Myers Squibb Co.	2.250%	8/15/21	3,740	3,752
4 Bristol-Myers Squibb Co.	2.600%	5/16/22	10,300	10,510
Bristol-Myers Squibb Co.	2.000%	8/1/22	4,885	4,901
4 Bristol-Myers Squibb Co.	3.250%	8/15/22	5,201	5,352
4 Bristol-Myers Squibb Co.	3.550%	8/15/22	9,110	9,435
4 Bristol-Myers Squibb Co.	2.750%	2/15/23	6,935	7,045

4 Bristol-Myers Squibb Co.	3.250%	2/20/23	5,075	5,220
4 Bristol-Myers Squibb Co.	4.000%	8/15/23	6,446	6,852
Bristol-Myers Squibb Co.	3.250%	11/1/23	1,525	1,571
4 Bristol-Myers Squibb Co.	3.625%	5/15/24	8,618	9,129
4 Bristol-Myers Squibb Co.	2.900%	7/26/24	20,927	21,967
Bunge Ltd. Finance Corp.	3.000%	9/25/22	2,925	2,884
Bunge Ltd. Finance Corp.	4.350%	3/15/24	3,750	3,864
Campbell Soup Co.	3.650%	3/15/23	2,294	2,318
Campbell Soup Co.	3.950%	3/15/25	6,860	7,156
Cardinal Health Inc.	2.616%	6/15/22	4,686	4,672
Cardinal Health Inc.	3.200%	3/15/23	5,594	5,577
Cardinal Health Inc.	3.079%	6/15/24	7,604	7,541
Church & Dwight Co. Inc.	2.450%	8/1/22	1,970	1,950
Cigna Corp.	3.400%	9/17/21	9,400	9,491
4 Cigna Corp.	3.900%	2/15/22	6,710	6,927
4 Cigna Corp.	3.050%	11/30/22	5,400	5,225
4 Cigna Corp.	3.000%	7/15/23	8,772	8,823
Cigna Corp.	3.750%	7/15/23	4,476	4,608
4 Cigna Corp.	3.500%	6/15/24	5,706	5,673
Clorox Co.	3.050%	9/15/22	4,925	5,099
Clorox Co.	3.500%	12/15/24	3,152	3,269
Coca-Cola Co.	1.550%	9/1/21	6,540	6,543
Coca-Cola Co.	3.300%	9/1/21	8,431	8,656
Coca-Cola Co.	2.200%	5/25/22	4,375	4,447
Coca-Cola Co.	2.500%	4/1/23	5,051	5,141
Coca-Cola Co.	3.200%	11/1/23	8,286	8,999
Coca-Cola Co.	1.750%	9/6/24	4,500	4,579
Colgate-Palmolive Co.	2.450%	11/15/21	2,265	2,279
Colgate-Palmolive Co.	2.300%	5/3/22	3,488	3,548
Colgate-Palmolive Co.	2.250%	11/15/22	7,254	7,369
Colgate-Palmolive Co.	3.250%	3/15/24	3,500	3,699
CommonSpirit Health	2.950%	11/1/22	2,000	1,908
CommonSpirit Health	2.760%	10/1/24	2,127	2,142
Conagra Brands Inc.	3.800%	10/22/21	6,870	6,923
Conagra Brands Inc.	3.250%	9/15/22	4,000	3,842
Conagra Brands Inc.	4.300%	5/1/24	8,062	8,344
Constellation Brands Inc.	3.750%	5/1/21	4,888	4,893
Constellation Brands Inc.	2.700%	5/9/22	500	489
Constellation Brands Inc.	2.650%	11/7/22	2,823	2,742
Constellation Brands Inc.	3.200%	2/15/23	4,904	4,909
Constellation Brands Inc.	4.250%	5/1/23	8,646	8,963
Constellation Brands Inc.	4.750%	11/15/24	2,661	2,855
Covidien International Finance SA	3.200%	6/15/22	6,204	6,394
CVS Health Corp.	3.350%	3/9/21	14,981	15,082
CVS Health Corp.	2.125%	6/1/21	9,214	9,154
CVS Health Corp.	3.500%	7/20/22	7,211	7,362
CVS Health Corp.	2.750%	12/1/22	9,716	9,772
CVS Health Corp.	4.750%	12/1/22	3,420	3,581
CVS Health Corp.	3.700%	3/9/23	47,791	49,527
CVS Health Corp.	3.375%	8/12/24	6,340	6,484
CVS Health Corp.	2.625%	8/15/24	7,100	7,059
CVS Health Corp.	4.100%	3/25/25	17,995	18,977
DH Europe Finance II Sarl	2.050%	11/15/22	5,500	5,394
DH Europe Finance II Sarl	2.200%	11/15/24	4,385	4,267
Diageo Capital plc	2.625%	4/29/23	9,453	9,557
Diageo Capital plc	2.125%	10/24/24	8,000	7,809
Diageo Investment Corp.	2.875%	5/11/22	844	852

Dignity Health	3.125%	11/1/22	320	322
Eli Lilly & Co.	2.350%	5/15/22	2,605	2,650
Estee Lauder Cos. Inc.	1.700%	5/10/21	3,475	3,472
Estee Lauder Cos. Inc.	2.000%	12/1/24	1,652	1,641
Flowers Foods Inc.	4.375%	4/1/22	1,450	1,503
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,970	1,944
General Mills Inc.	3.200%	4/16/21	5,275	5,332
General Mills Inc.	3.150%	12/15/21	9,321	9,560
General Mills Inc.	2.600%	10/12/22	5,683	5,740
General Mills Inc.	3.700%	10/17/23	6,403	6,419
Gilead Sciences Inc.	4.500%	4/1/21	6,262	6,378
Gilead Sciences Inc.	4.400%	12/1/21	7,314	7,558
Gilead Sciences Inc.	1.950%	3/1/22	1,133	1,131
Gilead Sciences Inc.	3.250%	9/1/22	8,649	8,898
Gilead Sciences Inc.	2.500%	9/1/23	9,157	9,278
Gilead Sciences Inc.	3.700%	4/1/24	5,801	6,116
Gilead Sciences Inc.	3.500%	2/1/25	11,500	12,298
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	7,440	7,684
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	9,519	10,033
GlaxoSmithKline Capital plc	3.125%	5/14/21	9,811	9,934
GlaxoSmithKline Capital plc	2.850%	5/8/22	8,210	8,434
GlaxoSmithKline Capital plc	2.875%	6/1/22	9,173	9,411
GlaxoSmithKline Capital plc	3.000%	6/1/24	6,450	6,704
Hasbro Inc.	3.150%	5/15/21	2,040	2,002
HCA Inc.	4.750%	5/1/23	11,342	11,569
HCA Inc.	5.000%	3/15/24	9,659	10,009
Hershey Co.	3.100%	5/15/21	2,570	2,582
Hershey Co.	2.625%	5/1/23	1,250	1,244
Hershey Co.	3.375%	5/15/23	3,543	3,604
Hershey Co.	2.050%	11/15/24	3,757	3,739
JM Smucker Co.	3.000%	3/15/22	3,629	3,685
JM Smucker Co.	3.500%	3/15/25	6,432	6,575
Johnson & Johnson	1.650%	3/1/21	7,060	7,058
Johnson & Johnson	3.550%	5/15/21	3,450	3,510
Johnson & Johnson	2.450%	12/5/21	1,245	1,269
Johnson & Johnson	2.250%	3/3/22	4,860	4,949
Johnson & Johnson	2.050%	3/1/23	3,930	4,011
Johnson & Johnson	3.375%	12/5/23	8,150	8,756
Johnson & Johnson	2.625%	1/15/25	1,179	1,249
Kaiser Foundation Hospitals	3.500%	4/1/22	1,905	1,954
Kellogg Co.	3.125%	5/17/22	200	200
Kellogg Co.	2.650%	12/1/23	884	874
Keurig Dr Pepper Inc.	3.551%	5/25/21	8,583	8,678
Keurig Dr Pepper Inc.	4.057%	5/25/23	10,519	10,960
Keurig Dr Pepper Inc.	3.130%	12/15/23	5,900	5,978
Kimberly-Clark Corp.	3.875%	3/1/21	2,195	2,252
Kimberly-Clark Corp.	2.400%	6/1/23	1,675	1,705
Kroger Co.	2.950%	11/1/21	1,700	1,715
Kroger Co.	3.400%	4/15/22	2,100	2,149
Kroger Co.	2.800%	8/1/22	3,975	4,023
Kroger Co.	3.850%	8/1/23	5,250	5,550
Kroger Co.	4.000%	2/1/24	2,400	2,532
Laboratory Corp. of America Holdings	3.200%	2/1/22	4,633	4,689
Laboratory Corp. of America Holdings	3.750%	8/23/22	6,587	6,773
Laboratory Corp. of America Holdings	4.000%	11/1/23	2,000	2,076
Laboratory Corp. of America Holdings	3.250%	9/1/24	3,368	3,428
Laboratory Corp. of America Holdings	2.300%	12/1/24	2,794	2,753

Laboratory Corp. of America Holdings	3.600%	2/1/25	2,429	2,525
McCormick & Co. Inc.	2.700%	8/15/22	3,406	3,416
McCormick & Co. Inc.	3.150%	8/15/24	4,860	4,856
McKesson Corp.	2.700%	12/15/22	2,195	2,191
McKesson Corp.	2.850%	3/15/23	5,055	5,097
McKesson Corp.	3.796%	3/15/24	4,911	5,067
Medtronic Inc.	3.150%	3/15/22	7,822	8,102
Medtronic Inc.	2.750%	4/1/23	3,775	3,943
Medtronic Inc.	3.625%	3/15/24	1,065	1,126
Medtronic Inc.	3.500%	3/15/25	17,794	19,169
Merck & Co. Inc.	2.350%	2/10/22	9,138	9,237
Merck & Co. Inc.	2.400%	9/15/22	9,820	10,093
Merck & Co. Inc.	2.800%	5/18/23	8,772	9,107
Merck & Co. Inc.	2.900%	3/7/24	5,500	5,722
Merck & Co. Inc.	2.750%	2/10/25	12,441	13,130
Molson Coors Beverage Co.	2.100%	7/15/21	5,925	5,789
Molson Coors Beverage Co.	3.500%	5/1/22	3,428	3,437
4 Mondelez International Holdings Netherlands
BV	2.125%	9/19/22	9,500	9,449
Mylan Inc.	4.200%	11/29/23	5,625	5,650
Mylan NV	3.150%	6/15/21	7,459	7,389
Novartis Capital Corp.	2.400%	5/17/22	7,382	7,536
Novartis Capital Corp.	2.400%	9/21/22	8,392	8,514
Novartis Capital Corp.	3.400%	5/6/24	13,604	14,529
Novartis Capital Corp.	1.750%	2/14/25	8,400	8,467
PepsiCo Inc.	2.000%	4/15/21	8,270	8,263
PepsiCo Inc.	3.000%	8/25/21	6,050	6,167
PepsiCo Inc.	1.700%	10/6/21	8,464	8,438
PepsiCo Inc.	2.750%	3/5/22	7,150	7,358
PepsiCo Inc.	2.250%	5/2/22	6,691	6,732
PepsiCo Inc.	3.100%	7/17/22	4,165	4,339
PepsiCo Inc.	2.750%	3/1/23	6,225	6,483
PepsiCo Inc.	3.600%	3/1/24	125	135
Perrigo Finance Unlimited Co.	3.500%	3/15/21	1,896	1,858
Perrigo Finance Unlimited Co.	3.500%	12/15/21	1,144	1,171
Perrigo Finance Unlimited Co.	3.900%	12/15/24	2,775	2,670
Pfizer Inc.	1.950%	6/3/21	2,780	2,793
Pfizer Inc.	3.000%	9/15/21	5,000	5,080
Pfizer Inc.	2.200%	12/15/21	9,129	9,217
Pfizer Inc.	2.800%	3/11/22	5,736	5,871
Pfizer Inc.	3.000%	6/15/23	8,697	9,007
Pfizer Inc.	5.800%	8/12/23	103	116
Pfizer Inc.	3.200%	9/15/23	4,450	4,653
Pfizer Inc.	2.950%	3/15/24	5,000	5,195
Pfizer Inc.	3.400%	5/15/24	6,343	6,719
Philip Morris International Inc.	1.875%	2/25/21	7,397	7,370
Philip Morris International Inc.	4.125%	5/17/21	1,687	1,721
Philip Morris International Inc.	2.900%	11/15/21	5,806	5,857
Philip Morris International Inc.	2.625%	2/18/22	3,123	3,131
Philip Morris International Inc.	2.375%	8/17/22	6,229	6,281
Philip Morris International Inc.	2.500%	8/22/22	7,299	7,491
Philip Morris International Inc.	2.500%	11/2/22	6,874	6,909
Philip Morris International Inc.	2.125%	5/10/23	3,404	3,345
Philip Morris International Inc.	3.600%	11/15/23	3,475	3,620
Philip Morris International Inc.	2.875%	5/1/24	3,575	3,600
Philip Morris International Inc.	3.250%	11/10/24	875	927
3 Procter & Gamble - Esop	9.360%	1/1/21	1,171	1,213

Procter & Gamble Co.	1.700%	11/3/21	7,610	7,679
Procter & Gamble Co.	2.300%	2/6/22	7,070	7,228
Procter & Gamble Co.	2.150%	8/11/22	780	792
Procter & Gamble Co.	3.100%	8/15/23	6,069	6,385
Quest Diagnostics Inc.	4.250%	4/1/24	125	130
Quest Diagnostics Inc.	3.500%	3/30/25	1,833	1,861
Reynolds American Inc.	4.000%	6/12/22	6,903	6,995
Reynolds American Inc.	4.850%	9/15/23	3,675	3,832
Sanofi	4.000%	3/29/21	7,945	8,111
Sanofi	3.375%	6/19/23	10,258	10,751
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	7,374	7,346
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	20,962	21,420
SSM Health Care Corp.	3.688%	6/1/23	3,800	3,665
Stryker Corp.	2.625%	3/15/21	5,455	5,501
Stryker Corp.	3.375%	5/15/24	4,500	4,677
Sysco Corp.	2.500%	7/15/21	4,315	4,321
Sysco Corp.	2.600%	6/12/22	2,525	2,430
Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	9,245	9,370
Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	10,955	11,557
Thermo Fisher Scientific Inc.	3.000%	4/15/23	8,879	8,974
Thermo Fisher Scientific Inc.	4.150%	2/1/24	4,095	4,297
Tyson Foods Inc.	2.250%	8/23/21	9,022	8,971
Tyson Foods Inc.	4.500%	6/15/22	6,235	6,441
Tyson Foods Inc.	3.900%	9/28/23	1,600	1,663
Tyson Foods Inc.	3.950%	8/15/24	12,864	13,804
Unilever Capital Corp.	2.750%	3/22/21	1,695	1,716
Unilever Capital Corp.	1.375%	7/28/21	3,675	3,665
Unilever Capital Corp.	3.000%	3/7/22	5,750	5,899
Unilever Capital Corp.	2.200%	5/5/22	4,258	4,305
Unilever Capital Corp.	3.125%	3/22/23	3,215	3,307
Unilever Capital Corp.	3.250%	3/7/24	3,840	4,030
Unilever Capital Corp.	2.600%	5/5/24	3,750	3,846
Unilever Capital Corp.	3.375%	3/22/25	2,425	2,578
Whirlpool Corp.	4.850%	6/15/21	1,190	1,216
Whirlpool Corp.	4.700%	6/1/22	2,248	2,362
Whirlpool Corp.	4.000%	3/1/24	2,175	2,260
Wyeth LLC	7.250%	3/1/23	1,000	1,138
Wyeth LLC	6.450%	2/1/24	3,364	3,862
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	7,257	7,210
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	3,390	3,430
Zoetis Inc.	3.250%	8/20/21	2,050	2,086
Zoetis Inc.	3.250%	2/1/23	8,825	8,985

Energy (1.7%)
Apache Corp.	3.250%	4/15/22	2,759	2,111
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	9,189	8,718
Boardwalk Pipelines LP	3.375%	2/1/23	3,178	2,755
Boardwalk Pipelines LP	4.950%	12/15/24	2,427	1,966
BP Capital Markets America Inc.	4.742%	3/11/21	7,250	7,293
BP Capital Markets America Inc.	2.112%	9/16/21	9,768	9,571
BP Capital Markets America Inc.	3.245%	5/6/22	14,497	14,564
BP Capital Markets America Inc.	2.520%	9/19/22	3,655	3,614
BP Capital Markets America Inc.	2.750%	5/10/23	10,224	10,130
BP Capital Markets America Inc.	3.216%	11/28/23	7,312	7,418
BP Capital Markets America Inc.	3.790%	2/6/24	1,000	1,024
BP Capital Markets America Inc.	3.224%	4/14/24	6,384	6,459

BP Capital Markets plc	3.062%	3/17/22	13,105	13,118
BP Capital Markets plc	2.500%	11/6/22	14,870	14,678
BP Capital Markets plc	3.994%	9/26/23	1,150	1,184
BP Capital Markets plc	3.535%	11/4/24	11,414	11,720
BP Capital Markets plc	3.506%	3/17/25	2,972	3,056
Canadian Natural Resources Ltd.	3.450%	11/15/21	4,112	3,839
Canadian Natural Resources Ltd.	2.950%	1/15/23	8,646	7,490
Canadian Natural Resources Ltd.	3.800%	4/15/24	450	379
Canadian Natural Resources Ltd.	3.900%	2/1/25	3,878	3,253
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	9,785	8,611
Chevron Corp.	2.100%	5/16/21	8,341	8,335
Chevron Corp.	2.498%	3/3/22	4,168	4,220
Chevron Corp.	2.355%	12/5/22	13,510	13,689
Chevron Corp.	2.566%	5/16/23	5,667	5,799
Chevron Corp.	3.191%	6/24/23	10,392	10,843
Chevron Corp.	2.895%	3/3/24	6,659	6,879
Cimarex Energy Co.	4.375%	6/1/24	5,015	3,880
Concho Resources Inc.	4.375%	1/15/25	1,815	1,547
ConocoPhillips Co.	3.350%	11/15/24	1,500	1,492
Continental Resources Inc.	4.500%	4/15/23	2,461	1,366
Continental Resources Inc.	3.800%	6/1/24	8,430	4,257
Diamondback Energy Inc.	2.875%	12/1/24	6,700	4,757
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	2,741	2,800
Dominion Energy Gas Holdings LLC	2.500%	11/15/24	3,500	3,399
Enable Midstream Partners LP	3.900%	5/15/24	4,450	2,692
Enbridge Energy Partners LP	4.200%	9/15/21	4,828	4,923
Enbridge Inc.	2.900%	7/15/22	5,220	4,829
Enbridge Inc.	4.000%	10/1/23	2,397	2,356
Enbridge Inc.	3.500%	6/10/24	3,400	3,312
Enbridge Inc.	2.500%	1/15/25	981	883
Energy Transfer Operating LP	4.650%	6/1/21	3,045	2,967
Energy Transfer Operating LP	5.200%	2/1/22	6,975	6,557
Energy Transfer Operating LP	3.600%	2/1/23	8,728	7,768
Energy Transfer Operating LP	4.250%	3/15/23	2,325	2,110
Energy Transfer Operating LP	5.875%	1/15/24	8,360	8,120
Energy Transfer Operating LP	4.900%	2/1/24	3,140	2,834
Energy Transfer Operating LP	4.500%	4/15/24	4,020	3,578
Energy Transfer Operating LP	4.050%	3/15/25	3,136	2,764
Energy Transfer Operating LP	2.900%	5/15/25	2,000	1,695
Enterprise Products Operating LLC	2.800%	2/15/21	8,534	8,489
Enterprise Products Operating LLC	2.850%	4/15/21	8,585	8,679
Enterprise Products Operating LLC	3.500%	2/1/22	5,052	5,146
Enterprise Products Operating LLC	4.050%	2/15/22	3,732	3,713
Enterprise Products Operating LLC	3.350%	3/15/23	8,627	8,463
Enterprise Products Operating LLC	3.900%	2/15/24	5,800	5,900
Enterprise Products Operating LLC	3.750%	2/15/25	3,463	3,443
3 Enterprise Products Operating LLC	4.875%	8/16/77	1,400	924
EOG Resources Inc.	4.100%	2/1/21	8,890	8,965
EOG Resources Inc.	2.625%	3/15/23	8,063	7,900
Exxon Mobil Corp.	2.222%	3/1/21	7,297	7,277
Exxon Mobil Corp.	2.397%	3/6/22	6,285	6,339
Exxon Mobil Corp.	1.902%	8/16/22	6,153	6,178
Exxon Mobil Corp.	2.726%	3/1/23	14,125	14,375
Exxon Mobil Corp.	3.176%	3/15/24	1,900	1,968
Exxon Mobil Corp.	2.019%	8/16/24	5,568	5,569
Halliburton Co.	3.250%	11/15/21	2,906	2,793
Halliburton Co.	3.500%	8/1/23	326	308

Hess Corp.	3.500%	7/15/24	2,000	1,590
Husky Energy Inc.	3.950%	4/15/22	3,600	3,375
Husky Energy Inc.	4.000%	4/15/24	4,870	4,037
Kinder Morgan Energy Partners LP	3.500%	3/1/21	8,760	8,867
Kinder Morgan Energy Partners LP	5.800%	3/1/21	2,575	2,664
Kinder Morgan Energy Partners LP	5.000%	10/1/21	9,759	9,487
Kinder Morgan Energy Partners LP	3.450%	2/15/23	7,432	7,313
Kinder Morgan Energy Partners LP	3.500%	9/1/23	2,685	2,652
Kinder Morgan Energy Partners LP	4.150%	2/1/24	4,825	4,834
Kinder Morgan Energy Partners LP	4.300%	5/1/24	4,726	4,709
Kinder Morgan Energy Partners LP	4.250%	9/1/24	4,425	4,376
Kinder Morgan Inc.	3.150%	1/15/23	3,489	3,450
Marathon Oil Corp.	2.800%	11/1/22	7,662	5,881
Marathon Petroleum Corp.	3.400%	12/15/20	8,269	8,340
Marathon Petroleum Corp.	5.125%	3/1/21	7,404	7,163
Marathon Petroleum Corp.	4.750%	12/15/23	5,194	4,908
Marathon Petroleum Corp.	3.625%	9/15/24	3,656	3,098
4 MPLX LP	3.500%	12/1/22	4,690	4,602
MPLX LP	3.375%	3/15/23	5,103	4,995
MPLX LP	4.500%	7/15/23	6,366	5,586
MPLX LP	4.875%	12/1/24	6,656	5,816
4 MPLX LP	5.250%	1/15/25	4,166	3,973
MPLX LP	4.000%	2/15/25	3,000	2,280
National Fuel Gas Co.	4.900%	12/1/21	2,436	2,386
National Fuel Gas Co.	3.750%	3/1/23	3,066	2,859
National Oilwell Varco Inc.	2.600%	12/1/22	2,091	2,018
Newfield Exploration Co.	5.750%	1/30/22	5,385	3,662
Newfield Exploration Co.	5.625%	7/1/24	4,496	2,270
Noble Energy Inc.	3.900%	11/15/24	3,105	2,484
Occidental Petroleum Corp.	2.600%	8/13/21	7,985	6,388
Occidental Petroleum Corp.	2.700%	8/15/22	6,262	4,462
Occidental Petroleum Corp.	2.900%	8/15/24	3,025	1,671
ONEOK Inc.	4.250%	2/1/22	8,250	7,776
ONEOK Inc.	7.500%	9/1/23	3,015	2,910
ONEOK Inc.	2.750%	9/1/24	2,158	1,913
ONEOK Partners LP	3.375%	10/1/22	5,157	4,873
ONEOK Partners LP	5.000%	9/15/23	3,440	3,148
Ovintiv Inc.	3.900%	11/15/21	4,606	3,149
Phillips 66	4.300%	4/1/22	8,635	8,671
Phillips 66 Partners LP	2.450%	12/15/24	2,000	1,759
Phillips 66 Partners LP	3.605%	2/15/25	3,000	2,800
Pioneer Natural Resources Co.	3.450%	1/15/21	4,135	4,134
Pioneer Natural Resources Co.	3.950%	7/15/22	2,815	2,696
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	2,809	2,567
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	4,125	3,563
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	3,721	3,363
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	5,798	4,769
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	9,169	8,793
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	4,750	4,352
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	5,500	4,950

Sabine Pass Liquefaction LLC	6.250%	3/15/22	7,089	6,876
Sabine Pass Liquefaction LLC	5.625%	4/15/23	8,965	8,337
Sabine Pass Liquefaction LLC	5.750%	5/15/24	11,794	11,027
Sabine Pass Liquefaction LLC	5.625%	3/1/25	5,038	4,635
Schlumberger Investment SA	3.650%	12/1/23	11,003	10,925
Shell International Finance BV	1.875%	5/10/21	9,538	9,486
Shell International Finance BV	1.750%	9/12/21	8,850	8,813
Shell International Finance BV	2.375%	8/21/22	9,774	9,798
Shell International Finance BV	2.250%	1/6/23	3,540	3,549
Shell International Finance BV	3.400%	8/12/23	7,854	8,185
Shell International Finance BV	2.000%	11/7/24	10,125	10,004
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	2,100	2,128
Spectra Energy Partners LP	4.750%	3/15/24	7,550	7,126
Spectra Energy Partners LP	3.500%	3/15/25	4,905	4,488
Suncor Energy Inc.	3.600%	12/1/24	4,343	4,239
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	9,060	8,969
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,194	1,061
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	1,803	1,738
Total Capital Canada Ltd.	2.750%	7/15/23	11,953	11,738
Total Capital International SA	2.750%	6/19/21	3,750	3,763
Total Capital International SA	2.218%	7/12/21	2,000	2,007
Total Capital International SA	2.875%	2/17/22	6,098	6,106
Total Capital International SA	2.700%	1/25/23	6,625	6,646
Total Capital International SA	3.700%	1/15/24	12,277	12,746
Total Capital International SA	3.750%	4/10/24	6,034	6,332
Total Capital International SA	2.434%	1/10/25	500	499
Total Capital SA	4.125%	1/28/21	2,975	2,990
Total Capital SA	4.250%	12/15/21	6,930	7,145
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,375	6,042
TransCanada PipeLines Ltd.	3.750%	10/16/23	9,407	9,138
Valero Energy Corp.	3.650%	3/15/25	4,920	4,791
Williams Cos. Inc.	4.000%	11/15/21	5,715	5,186
Williams Cos. Inc.	3.600%	3/15/22	8,155	7,890
Williams Cos. Inc.	3.350%	8/15/22	7,209	6,849
Williams Cos. Inc.	3.700%	1/15/23	3,278	3,028
Williams Cos. Inc.	4.500%	11/15/23	2,336	2,161
Williams Cos. Inc.	4.300%	3/4/24	7,339	6,688
Williams Cos. Inc.	4.550%	6/24/24	7,471	6,799
Williams Cos. Inc.	3.900%	1/15/25	3,694	3,163

Other Industrial (0.0%)
CBRE Services Inc.	5.250%	3/15/25	3,117	3,160
Cintas Corp. No. 2	2.900%	4/1/22	5,450	5,444
Fluor Corp.	3.500%	12/15/24	2,942	2,089

Technology (2.3%)
Adobe Inc.	1.700%	2/1/23	3,100	3,136
Adobe Inc.	1.900%	2/1/25	2,337	2,364
Alphabet Inc.	3.625%	5/19/21	4,572	4,707
Alphabet Inc.	3.375%	2/25/24	5,000	5,497
Altera Corp.	4.100%	11/15/23	3,250	3,502
Amphenol Corp.	3.200%	4/1/24	3,030	3,039
Amphenol Corp.	2.050%	3/1/25	1,300	1,239
Analog Devices Inc.	2.500%	12/5/21	3,350	3,322
Analog Devices Inc.	2.875%	6/1/23	3,750	3,783
Analog Devices Inc.	3.125%	12/5/23	4,717	4,779

Apple Inc.	2.850%	5/6/21	10,761	10,978
Apple Inc.	1.550%	8/4/21	9,994	10,046
Apple Inc.	2.150%	2/9/22	15,272	15,601
Apple Inc.	2.500%	2/9/22	14,710	15,113
Apple Inc.	2.300%	5/11/22	15,398	15,777
Apple Inc.	2.700%	5/13/22	10,781	11,250
Apple Inc.	2.100%	9/12/22	600	610
Apple Inc.	2.850%	2/23/23	14,148	14,783
Apple Inc.	2.400%	5/3/23	25,290	26,257
Apple Inc.	3.000%	2/9/24	11,171	11,756
Apple Inc.	3.450%	5/6/24	15,557	16,787
Apple Inc.	2.850%	5/11/24	9,830	10,395
Apple Inc.	1.800%	9/11/24	5,998	6,104
Apple Inc.	2.750%	1/13/25	11,366	12,020
Apple Inc.	2.500%	2/9/25	8,269	8,705
Arrow Electronics Inc.	3.500%	4/1/22	2,575	2,611
Arrow Electronics Inc.	4.500%	3/1/23	1,249	1,301
Arrow Electronics Inc.	3.250%	9/8/24	3,759	3,559
Avnet Inc.	3.750%	12/1/21	4,300	4,382
Avnet Inc.	4.875%	12/1/22	2,825	2,991
Baidu Inc.	2.875%	7/6/22	6,675	6,756
Baidu Inc.	3.500%	11/28/22	6,780	7,051
Baidu Inc.	3.875%	9/29/23	4,900	5,065
Baidu Inc.	4.375%	5/14/24	5,000	5,341
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.000%	1/15/22	9,110	9,022
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.650%	1/15/23	6,583	6,415
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	13,525	13,419
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.125%	1/15/25	6,832	6,410
4 Broadcom Inc.	3.125%	4/15/21	10,000	9,877
4 Broadcom Inc.	3.125%	10/15/22	20,764	20,559
4 Broadcom Inc.	3.625%	10/15/24	12,710	12,468
CA Inc.	3.600%	8/15/22	3,075	2,864
Cadence Design Systems Inc.	4.375%	10/15/24	2,126	2,255
Cisco Systems Inc.	1.850%	9/20/21	7,769	7,830
Cisco Systems Inc.	3.000%	6/15/22	6,524	6,758
Cisco Systems Inc.	2.600%	2/28/23	7,945	8,189
Cisco Systems Inc.	3.625%	3/4/24	6,000	6,437
Corning Inc.	2.900%	5/15/22	2,200	2,216
4 Dell International LLC / EMC Corp.	4.420%	6/15/21	21,688	21,822
4 Dell International LLC / EMC Corp.	5.450%	6/15/23	21,825	22,330
4 Dell International LLC / EMC Corp.	4.000%	7/15/24	6,015	6,070
DXC Technology Co.	4.250%	4/15/24	3,130	3,232
Equifax Inc.	3.600%	8/15/21	2,500	2,458
Equifax Inc.	3.300%	12/15/22	3,680	3,756
Equifax Inc.	2.600%	12/1/24	3,655	3,524
Equinix Inc.	2.625%	11/18/24	8,600	8,128
Fidelity National Information Services Inc.	3.500%	4/15/23	8,762	9,010
Fidelity National Information Services Inc.	3.875%	6/5/24	2,000	2,134
Fiserv Inc.	4.750%	6/15/21	750	757
Fiserv Inc.	3.500%	10/1/22	6,773	6,733
Fiserv Inc.	3.800%	10/1/23	10,595	11,074
Fiserv Inc.	2.750%	7/1/24	13,915	13,832
Flex Ltd.	5.000%	2/15/23	3,613	3,617

FLIR Systems Inc.	3.125%	6/15/21	2,625	2,626
Global Payments Inc.	2.650%	2/15/25	8,182	8,056
Hewlett Packard Enterprise Co.	3.600%	10/15/20	25,014	25,013
Hewlett Packard Enterprise Co.	3.500%	10/5/21	4,100	4,120
Hewlett Packard Enterprise Co.	4.400%	10/15/22	4,356	4,410
Hewlett Packard Enterprise Co.	2.250%	4/1/23	2,950	2,887
HP Inc.	4.375%	9/15/21	11,300	11,245
HP Inc.	4.050%	9/15/22	3,881	3,774
IBM Credit LLC	3.450%	11/30/20	4,975	5,029
IBM Credit LLC	3.600%	11/30/21	1,375	1,412
IBM Credit LLC	2.200%	9/8/22	6,100	6,134
IBM Credit LLC	3.000%	2/6/23	8,100	8,361
Intel Corp.	1.700%	5/19/21	6,050	6,063
Intel Corp.	3.300%	10/1/21	11,129	11,438
Intel Corp.	2.350%	5/11/22	7,175	7,234
Intel Corp.	3.100%	7/29/22	6,765	7,019
Intel Corp.	2.700%	12/15/22	8,756	9,074
Intel Corp.	2.875%	5/11/24	3,495	3,661
Intel Corp.	3.400%	3/25/25	3,000	3,273
International Business Machines Corp.	2.500%	1/27/22	8,775	8,975
International Business Machines Corp.	2.850%	5/13/22	15,050	15,453
International Business Machines Corp.	1.875%	8/1/22	5,035	5,078
International Business Machines Corp.	2.875%	11/9/22	5,705	5,901
International Business Machines Corp.	3.375%	8/1/23	10,064	10,563
International Business Machines Corp.	3.625%	2/12/24	11,150	11,884
International Business Machines Corp.	3.000%	5/15/24	20,775	21,851
Jabil Inc.	5.625%	12/15/20	3,456	3,545
Juniper Networks Inc.	4.500%	3/15/24	5,949	6,195
Keysight Technologies Inc.	4.550%	10/30/24	3,959	4,122
KLA Corp.	4.650%	11/1/24	8,116	8,659
Lam Research Corp.	2.800%	6/15/21	5,735	5,810
Lam Research Corp.	3.800%	3/15/25	2,327	2,364
Marvell Technology Group Ltd.	4.200%	6/22/23	4,500	4,556
Maxim Integrated Products Inc.	3.375%	3/15/23	3,599	3,670
Microchip Technology Inc.	3.922%	6/1/21	5,050	4,891
Microchip Technology Inc.	4.333%	6/1/23	6,007	5,999
Micron Technology Inc.	4.640%	2/6/24	3,900	3,939
Microsoft Corp.	1.550%	8/8/21	11,696	11,821
Microsoft Corp.	2.400%	2/6/22	14,274	14,660
Microsoft Corp.	2.375%	2/12/22	11,751	12,078
Microsoft Corp.	2.650%	11/3/22	13,514	14,178
Microsoft Corp.	2.125%	11/15/22	4,056	4,145
Microsoft Corp.	2.375%	5/1/23	7,409	7,696
Microsoft Corp.	2.000%	8/8/23	9,008	9,305
Microsoft Corp.	3.625%	12/15/23	500	543
Microsoft Corp.	2.875%	2/6/24	17,416	18,568
Microsoft Corp.	2.700%	2/12/25	14,829	15,999
Motorola Solutions Inc.	3.750%	5/15/22	4,105	4,105
Motorola Solutions Inc.	3.500%	3/1/23	5,031	4,951
Motorola Solutions Inc.	4.000%	9/1/24	1,469	1,460
NetApp Inc.	3.375%	6/15/21	2,300	2,305
NetApp Inc.	3.300%	9/29/24	2,500	2,519
NVIDIA Corp.	2.200%	9/16/21	7,520	7,581
4 NXP BV / NXP Funding LLC	4.875%	3/1/24	6,977	7,352
Oracle Corp.	1.900%	9/15/21	23,191	23,264
Oracle Corp.	2.500%	5/15/22	15,374	15,629
Oracle Corp.	2.500%	10/15/22	19,381	19,818

Oracle Corp.	3.625%	7/15/23	2,316	2,462
Oracle Corp.	2.400%	9/15/23	17,630	18,000
Oracle Corp.	3.400%	7/8/24	13,175	14,087
Oracle Corp.	2.950%	11/15/24	13,179	13,919
Oracle Corp.	2.500%	4/1/25	14,000	14,295
PayPal Holdings Inc.	2.200%	9/26/22	6,400	6,317
PayPal Holdings Inc.	2.400%	10/1/24	6,526	6,391
QUALCOMM Inc.	3.000%	5/20/22	7,668	7,826
QUALCOMM Inc.	2.600%	1/30/23	12,575	12,875
QUALCOMM Inc.	2.900%	5/20/24	7,957	8,209
salesforce.com Inc.	3.250%	4/11/23	5,275	5,478
Seagate HDD Cayman	4.250%	3/1/22	1,606	1,602
Seagate HDD Cayman	4.750%	6/1/23	1,437	1,444
Seagate HDD Cayman	4.875%	3/1/24	3,832	3,755
Seagate HDD Cayman	4.750%	1/1/25	4,628	4,524
Texas Instruments Inc.	2.750%	3/12/21	5,018	5,044
Texas Instruments Inc.	1.850%	5/15/22	4,110	4,172
Texas Instruments Inc.	2.625%	5/15/24	1,700	1,748
Texas Instruments Inc.	1.375%	3/12/25	2,000	1,977
Total System Services Inc.	3.800%	4/1/21	4,825	4,953
Total System Services Inc.	3.750%	6/1/23	5,120	5,131
Total System Services Inc.	4.000%	6/1/23	5,450	5,517
Trimble Inc.	4.150%	6/15/23	1,950	2,096
Trimble Inc.	4.750%	12/1/24	2,282	2,467
Tyco Electronics Group SA	4.875%	1/15/21	5,727	5,884
Tyco Electronics Group SA	3.500%	2/3/22	2,473	2,505
Tyco Electronics Group SA	3.450%	8/1/24	2,000	2,089
Verisk Analytics Inc.	5.800%	5/1/21	3,365	3,475
Verisk Analytics Inc.	4.125%	9/12/22	3,025	3,153
VMware Inc.	2.950%	8/21/22	11,778	11,709
Xilinx Inc.	3.000%	3/15/21	2,190	2,174
Xilinx Inc.	2.950%	6/1/24	5,100	5,144

Transportation (0.4%)
3 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	4,706	4,422
Burlington Northern Santa Fe LLC	3.450%	9/15/21	3,725	3,785
Burlington Northern Santa Fe LLC	3.050%	3/15/22	4,225	4,258
Burlington Northern Santa Fe LLC	3.050%	9/1/22	4,899	4,993
Burlington Northern Santa Fe LLC	3.000%	3/15/23	8,637	8,796
Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,823	1,938
Burlington Northern Santa Fe LLC	3.750%	4/1/24	3,870	4,018
Canadian National Railway Co.	2.850%	12/15/21	2,710	2,719
Canadian Pacific Railway Co.	9.450%	8/1/21	1,200	1,331
Canadian Pacific Railway Co.	2.900%	2/1/25	4,306	4,373
3 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	1,634	1,654
3 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	948	938
3 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	3,927	3,848
3 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	4,913	4,903
CSX Corp.	4.250%	6/1/21	3,770	3,840
CSX Corp.	3.700%	11/1/23	2,066	2,128
CSX Corp.	3.400%	8/1/24	3,992	4,154

3 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	1,966	2,024
3 Delta Air Lines 2019-1 Class AA Pass
Through Trust	3.204%	4/25/24	2,900	2,796
Delta Air Lines Inc.	3.400%	4/19/21	4,400	3,960
Delta Air Lines Inc.	3.625%	3/15/22	9,000	8,415
Delta Air Lines Inc.	3.800%	4/19/23	5,900	5,546
Delta Air Lines Inc.	2.900%	10/28/24	4,275	3,420
FedEx Corp.	3.400%	1/14/22	350	354
FedEx Corp.	2.625%	8/1/22	4,195	4,098
FedEx Corp.	4.000%	1/15/24	506	524
FedEx Corp.	3.200%	2/1/25	6,521	6,608
Kansas City Southern	3.000%	5/15/23	2,485	2,449
Norfolk Southern Corp.	3.250%	12/1/21	4,668	4,719
Norfolk Southern Corp.	3.000%	4/1/22	5,942	5,915
Norfolk Southern Corp.	2.903%	2/15/23	4,431	4,501
Norfolk Southern Corp.	3.850%	1/15/24	1,936	2,021
Ryder System Inc.	3.500%	6/1/21	2,600	2,617
Ryder System Inc.	2.250%	9/1/21	3,010	3,009
Ryder System Inc.	2.800%	3/1/22	1,550	1,530
Ryder System Inc.	3.400%	3/1/23	9,982	10,095
Ryder System Inc.	3.750%	6/9/23	7,825	7,829
Ryder System Inc.	3.650%	3/18/24	2,002	2,032
Southwest Airlines Co.	2.750%	11/16/22	2,400	2,217
Union Pacific Corp.	3.200%	6/8/21	3,030	3,058
Union Pacific Corp.	2.950%	3/1/22	3,800	3,855
Union Pacific Corp.	4.163%	7/15/22	2,442	2,526
Union Pacific Corp.	2.950%	1/15/23	1,850	1,863
Union Pacific Corp.	2.750%	4/15/23	250	250
Union Pacific Corp.	3.500%	6/8/23	1,150	1,189
Union Pacific Corp.	3.646%	2/15/24	1,950	2,015
Union Pacific Corp.	3.150%	3/1/24	4,005	4,170
Union Pacific Corp.	3.750%	3/15/24	1,945	2,045
Union Pacific Corp.	3.250%	1/15/25	5,229	5,342
United Parcel Service Inc.	3.125%	1/15/21	1	1
United Parcel Service Inc.	2.050%	4/1/21	5,900	5,892
United Parcel Service Inc.	2.350%	5/16/22	6,947	7,035
United Parcel Service Inc.	2.450%	10/1/22	5,440	5,426
United Parcel Service Inc.	2.500%	4/1/23	3,444	3,489
United Parcel Service Inc.	2.200%	9/1/24	100	101
United Parcel Service Inc.	2.800%	11/15/24	1,800	1,870
				6,330,957
Utilities (1.0%)
Electric (0.9%)
AEP Texas Inc.	2.400%	10/1/22	2,300	2,310
Alabama Power Co.	2.450%	3/30/22	6,668	6,749
Alabama Power Co.	3.550%	12/1/23	2,200	2,280
Ameren Corp.	2.500%	9/15/24	1,920	1,831
American Electric Power Co. Inc.	3.650%	12/1/21	4,600	4,463
American Electric Power Co. Inc.	2.950%	12/15/22	2,085	2,017
Appalachian Power Co.	4.600%	3/30/21	3,117	3,134
Avangrid Inc.	3.150%	12/1/24	4,425	4,364
Baltimore Gas & Electric Co.	3.500%	11/15/21	2,800	2,697
Baltimore Gas & Electric Co.	3.350%	7/1/23	2,924	2,951
Berkshire Hathaway Energy Co.	2.800%	1/15/23	3,026	3,044
Berkshire Hathaway Energy Co.	3.750%	11/15/23	3,376	3,521
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,365	2,355

CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,131	1,070
CenterPoint Energy Inc.	3.600%	11/1/21	2,075	2,070
CenterPoint Energy Inc.	2.500%	9/1/22	3,750	3,612
CenterPoint Energy Inc.	3.850%	2/1/24	3,375	3,396
CenterPoint Energy Inc.	2.500%	9/1/24	3,000	2,943
CMS Energy Corp.	5.050%	3/15/22	3,915	4,041
Commonwealth Edison Co.	3.400%	9/1/21	2,418	2,426
Consolidated Edison Inc.	2.000%	5/15/21	4,281	4,205
Consumers Energy Co.	2.850%	5/15/22	1,400	1,412
Consumers Energy Co.	3.375%	8/15/23	2,425	2,500
Delmarva Power & Light Co.	3.500%	11/15/23	2,675	2,758
Dominion Energy Inc.	2.715%	8/15/21	5,236	5,168
Dominion Energy Inc.	2.750%	1/15/22	3,335	3,293
Dominion Energy Inc.	2.750%	9/15/22	6,328	6,292
DTE Electric Co.	3.650%	3/15/24	3,134	3,250
DTE Energy Co.	2.600%	6/15/22	1,500	1,470
DTE Energy Co.	3.300%	6/15/22	2,935	2,958
DTE Energy Co.	2.250%	11/1/22	1,500	1,479
DTE Energy Co.	3.700%	8/1/23	4,750	4,794
DTE Energy Co.	3.850%	12/1/23	3,000	3,021
DTE Energy Co.	3.500%	6/1/24	4,233	4,350
DTE Energy Co.	2.529%	10/1/24	1,029	1,001
Duke Energy Carolinas LLC	3.900%	6/15/21	3,112	3,164
Duke Energy Carolinas LLC	3.350%	5/15/22	3,700	3,790
Duke Energy Carolinas LLC	2.500%	3/15/23	2,211	2,238
Duke Energy Carolinas LLC	3.050%	3/15/23	5,175	5,302
Duke Energy Corp.	1.800%	9/1/21	5,105	5,068
Duke Energy Corp.	3.550%	9/15/21	3,100	3,131
Duke Energy Corp.	2.400%	8/15/22	2,850	2,862
Duke Energy Corp.	3.050%	8/15/22	2,359	2,349
Duke Energy Corp.	3.950%	10/15/23	3,862	3,937
Duke Energy Corp.	3.750%	4/15/24	6,227	6,398
Duke Energy Florida LLC	3.100%	8/15/21	4,143	4,183
Duke Energy Ohio Inc.	3.800%	9/1/23	3,395	3,601
Duke Energy Progress LLC	3.000%	9/15/21	4,130	4,181
Duke Energy Progress LLC	2.800%	5/15/22	3,359	3,399
Duke Energy Progress LLC	3.375%	9/1/23	2,000	2,060
Edison International	2.400%	9/15/22	4,125	3,957
Edison International	3.125%	11/15/22	410	425
Edison International	2.950%	3/15/23	2,911	2,730
Edison International	3.550%	11/15/24	6,605	6,560
Edison International	4.950%	4/15/25	1,000	998
Emera US Finance LP	2.700%	6/15/21	4,026	4,040
Entergy Arkansas Inc.	3.700%	6/1/24	3,275	3,424
Entergy Corp.	4.000%	7/15/22	6,032	6,126
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,617	3,016
Entergy Louisiana LLC	4.050%	9/1/23	2,350	2,415
Entergy Louisiana LLC	5.400%	11/1/24	150	169
Evergy Inc.	2.450%	9/15/24	5,257	5,154
Eversource Energy	2.500%	3/15/21	4,100	4,048
Eversource Energy	2.750%	3/15/22	3,681	3,732
Eversource Energy	3.800%	12/1/23	4,312	4,684
Eversource Energy	2.900%	10/1/24	5,149	5,288
Eversource Energy	3.150%	1/15/25	2,067	2,029
Exelon Corp.	2.450%	4/15/21	3,998	3,963
Exelon Corp.	3.497%	6/1/22	6,962	6,748
Exelon Generation Co. LLC	3.400%	3/15/22	3,250	3,006

Exelon Generation Co. LLC	4.250%	6/15/22	5,186	4,987
FirstEnergy Corp.	2.850%	7/15/22	3,713	3,701
FirstEnergy Corp.	4.250%	3/15/23	6,840	6,813
Florida Power & Light Co.	2.750%	6/1/23	4,420	4,563
Florida Power & Light Co.	3.250%	6/1/24	2,700	2,771
Georgia Power Co.	2.400%	4/1/21	6,450	6,471
Georgia Power Co.	2.850%	5/15/22	1,100	1,093
Georgia Power Co.	2.100%	7/30/23	6,550	6,396
Georgia Power Co.	2.200%	9/15/24	6,715	7,073
Great Plains Energy Inc.	4.850%	6/1/21	3,175	3,178
Interstate Power & Light Co.	3.250%	12/1/24	3,210	3,328
ITC Holdings Corp.	2.700%	11/15/22	6,767	6,719
Kansas City Power & Light Co.	3.150%	3/15/23	1,825	1,816
MidAmerican Energy Co.	3.500%	10/15/24	5,957	6,270
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	4,750	4,756
National Rural Utilities Cooperative Finance
Corp.	1.750%	1/21/22	2,385	2,390
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	8,339	8,310
National Rural Utilities Cooperative Finance
Corp.	2.400%	4/25/22	689	657
National Rural Utilities Cooperative Finance
Corp.	2.300%	9/15/22	800	809
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	3,192	3,180
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	2,842	2,858
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	3,926	3,969
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	2,230	2,266
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	3,440	3,465
NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	5,150	5,137
NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	5,604	5,654
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	5,280	5,200
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	5,850	5,988
Northern States Power Co.	2.600%	5/15/23	1,800	1,822
Ohio Power Co.	5.375%	10/1/21	583	608
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,625	1,660
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	4,850	4,905
PacifiCorp	3.850%	6/15/21	2,710	2,765
PacifiCorp	2.950%	2/1/22	4,619	4,702
PacifiCorp	3.600%	4/1/24	2,700	2,700
PECO Energy Co.	1.700%	9/15/21	3,160	3,134
PNM Resources Inc.	3.250%	3/9/21	2,200	2,207
PPL Capital Funding Inc.	4.200%	6/15/22	3,600	3,604
PPL Capital Funding Inc.	3.400%	6/1/23	7,114	7,151
PPL Capital Funding Inc.	3.950%	3/15/24	150	160
PPL Electric Utilities Corp.	3.000%	9/15/21	450	455
Progress Energy Inc.	3.150%	4/1/22	1,000	991
PSEG Power LLC	3.000%	6/15/21	2,500	2,507
PSEG Power LLC	3.850%	6/1/23	6,830	7,283
Public Service Electric & Gas Co.	1.900%	3/15/21	3,031	3,002
Public Service Electric & Gas Co.	2.375%	5/15/23	3,500	3,529
Public Service Enterprise Group Inc.	2.000%	11/15/21	600	586
Public Service Enterprise Group Inc.	2.650%	11/15/22	5,250	5,258

Public Service Enterprise Group Inc.	2.875%	6/15/24	4,650	4,642
Puget Energy Inc.	6.500%	12/15/20	4,075	4,159
Puget Energy Inc.	6.000%	9/1/21	4,409	4,521
Puget Energy Inc.	5.625%	7/15/22	3,315	3,344
San Diego Gas & Electric Co.	3.000%	8/15/21	3,377	3,388
San Diego Gas & Electric Co.	3.600%	9/1/23	1,248	1,299
Southern California Edison Co.	2.900%	3/1/21	2,175	2,168
Southern California Edison Co.	3.875%	6/1/21	1,790	1,819
3 Southern California Edison Co.	1.845%	2/1/22	1,159	1,141
Southern California Edison Co.	2.400%	2/1/22	1,200	1,172
Southern California Edison Co.	3.400%	6/1/23	2,500	2,572
Southern California Edison Co.	3.500%	10/1/23	2,659	2,746
Southern California Edison Co.	3.700%	8/1/25	2,500	2,571
Southern Co.	2.350%	7/1/21	2,559	2,563
Southern Co.	2.950%	7/1/23	1,600	1,614
3 Southern Co.	5.500%	3/15/57	1,150	1,070
Southern Power Co.	2.500%	12/15/21	1,500	1,458
Southwestern Public Service Co.	3.300%	6/15/24	3,078	3,136
Union Electric Co.	3.500%	4/15/24	2,600	2,663
Virginia Electric & Power Co.	2.950%	1/15/22	6,395	6,428
Virginia Electric & Power Co.	2.750%	3/15/23	10,900	10,712
WEC Energy Group Inc.	3.375%	6/15/21	3,775	3,797
Wisconsin Electric Power Co.	2.950%	9/15/21	1,075	1,084
Wisconsin Electric Power Co.	2.050%	12/15/24	700	700
Wisconsin Public Service Corp.	3.350%	11/21/21	4,413	4,440
Xcel Energy Inc.	2.400%	3/15/21	5,450	5,411
Xcel Energy Inc.	2.600%	3/15/22	2,075	2,075

Natural Gas (0.1%)
CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,000	1,988
NiSource Inc.	2.650%	11/17/22	2,775	2,800
NiSource Inc.	3.650%	6/15/23	2,750	2,810
ONE Gas Inc.	3.610%	2/1/24	1,895	1,909
Sempra Energy	2.875%	10/1/22	3,619	3,560
Sempra Energy	2.900%	2/1/23	5,085	5,052
Sempra Energy	4.050%	12/1/23	3,281	3,330
Southern Co. Gas Capital Corp.	3.500%	9/15/21	2,597	2,607
Southern Co. Gas Capital Corp.	2.450%	10/1/23	4,275	4,223

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	3,525	3,638
				530,857
Total Corporate Bonds (Cost $12,191,723)				12,117,421
Sovereign Bonds (6.9%)
African Development Bank	2.625%	3/22/21	18,715	19,085
African Development Bank	1.250%	7/26/21	9,984	10,082
African Development Bank	2.375%	9/23/21	12,035	12,364
African Development Bank	1.625%	9/16/22	8,200	8,405
African Development Bank	2.125%	11/16/22	19,525	20,300
African Development Bank	3.000%	9/20/23	8,850	9,563
Asian Development Bank	1.625%	3/16/21	19,097	19,275
Asian Development Bank	1.750%	6/8/21	27,855	28,234
Asian Development Bank	2.125%	11/24/21	8,400	8,612
Asian Development Bank	2.000%	2/16/22	27,855	28,590
Asian Development Bank	1.875%	2/18/22	26,720	27,349
5 Asian Development Bank	0.625%	4/7/22	3,000	2,997
Asian Development Bank	1.875%	7/19/22	14,671	15,069

Asian Development Bank	1.875%	8/10/22	12,004	12,362
Asian Development Bank	1.750%	9/13/22	13,587	13,957
Asian Development Bank	1.625%	1/24/23	7,500	7,708
Asian Development Bank	2.750%	3/17/23	18,310	19,442
Asian Development Bank	2.625%	1/30/24	14,300	15,373
Asian Development Bank	1.500%	10/18/24	19,415	20,096
Asian Development Bank	2.000%	1/22/25	3,758	3,984
Asian Infrastructure Investment Bank	2.250%	5/16/24	15,600	16,598
Canada	2.625%	1/25/22	15,200	15,823
Canada	2.000%	11/15/22	23,565	24,586
Canada	1.625%	1/22/25	6,075	6,330
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	22,256	22,717
CNOOC Finance 2015 USA LLC	3.750%	5/2/23	200	208
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	14,615	15,574
Corp. Andina de Fomento	2.125%	9/27/21	8,110	8,080
Corp. Andina de Fomento	3.250%	2/11/22	6,000	6,209
Corp. Andina de Fomento	4.375%	6/15/22	6,301	6,676
Corp. Andina de Fomento	2.750%	1/6/23	7,750	8,046
Corp. Andina de Fomento	3.750%	11/23/23	6,191	6,748
Council Of Europe Development Bank	1.625%	3/16/21	4,750	4,798
Council Of Europe Development Bank	1.750%	9/26/22	6,180	6,365
Council Of Europe Development Bank	2.625%	2/13/23	9,762	10,315
Council Of Europe Development Bank	1.375%	2/27/25	9,000	9,295
Ecopetrol SA	5.875%	9/18/23	13,965	13,860
Ecopetrol SA	4.125%	1/16/25	7,608	6,895
Equinor ASA	3.150%	1/23/22	10,214	10,389
Equinor ASA	2.450%	1/17/23	8,436	8,557
Equinor ASA	2.650%	1/15/24	14,776	15,004
Equinor ASA	3.700%	3/1/24	6,409	6,603
Equinor ASA	3.250%	11/10/24	1,753	1,782
European Bank for Reconstruction &
Development	2.750%	4/26/21	5,300	5,423
European Bank for Reconstruction &
Development	1.875%	7/15/21	10,300	10,477
European Bank for Reconstruction &
Development	1.500%	11/2/21	5,654	5,738
European Bank for Reconstruction &
Development	1.875%	2/23/22	9,561	9,799
European Bank for Reconstruction &
Development	2.750%	3/7/23	15,520	16,484
European Bank for Reconstruction &
Development	1.500%	2/13/25	3,500	3,633
European Investment Bank	2.000%	3/15/21	39,292	39,820
European Investment Bank	2.500%	4/15/21	22,115	22,559
European Investment Bank	2.375%	5/13/21	25,290	25,809
European Investment Bank	1.625%	6/15/21	27,209	27,562
European Investment Bank	1.375%	9/15/21	23,387	23,675
European Investment Bank	2.125%	10/15/21	26,210	26,848
European Investment Bank	2.875%	12/15/21	23,378	24,305
European Investment Bank	2.250%	3/15/22	29,450	30,420
European Investment Bank	2.625%	5/20/22	6,381	6,661
European Investment Bank	2.375%	6/15/22	19,710	20,491
European Investment Bank	2.250%	8/15/22	20,715	21,539
European Investment Bank	1.375%	9/6/22	20,324	20,714
European Investment Bank	2.000%	12/15/22	22,880	23,752
European Investment Bank	2.500%	3/15/23	31,148	32,871
European Investment Bank	1.375%	5/15/23	5,000	5,118

European Investment Bank	2.875%	8/15/23	23,565	25,328
European Investment Bank	3.125%	12/14/23	22,303	24,337
European Investment Bank	3.250%	1/29/24	33,488	36,802
European Investment Bank	2.625%	3/15/24	19,565	21,091
European Investment Bank	2.250%	6/24/24	7,266	7,752
European Investment Bank	1.875%	2/10/25	16,320	17,255
European Investment Bank	1.625%	3/14/25	15,484	16,192
Export Development Canada	1.500%	5/26/21	6,650	6,733
Export Development Canada	1.375%	10/21/21	8,250	8,363
Export Development Canada	2.000%	5/17/22	1,000	1,028
Export Development Canada	1.750%	7/18/22	6,200	6,378
Export Development Canada	2.500%	1/24/23	8,040	8,395
Export Development Canada	1.375%	2/24/23	23,300	23,860
Export Development Canada	2.750%	3/15/23	10,000	10,617
Export Development Canada	2.625%	2/21/24	4,650	4,944
Export-Import Bank of Korea	2.500%	5/10/21	4,100	4,140
Export-Import Bank of Korea	4.375%	9/15/21	2,500	2,599
Export-Import Bank of Korea	1.875%	10/21/21	13,025	13,069
Export-Import Bank of Korea	2.750%	1/25/22	3,500	3,565
Export-Import Bank of Korea	5.000%	4/11/22	9,050	9,638
Export-Import Bank of Korea	3.000%	11/1/22	7,885	8,141
Export-Import Bank of Korea	3.625%	11/27/23	3,120	3,321
Export-Import Bank of Korea	4.000%	1/14/24	5,100	5,489
Export-Import Bank of Korea	2.875%	1/21/25	7,295	7,581
Export-Import Bank of Korea	1.875%	2/12/25	500	514
FMS Wertmanagement AoeR	1.375%	6/8/21	4,390	4,437
FMS Wertmanagement AoeR	2.000%	8/1/22	20,235	20,934
FMS Wertmanagement AoeR	2.750%	3/6/23	10,450	11,092
Hydro-Quebec	8.400%	1/15/22	5,825	6,556
Hydro-Quebec	8.050%	7/7/24	5,150	6,599
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	5,850	5,943
Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	3,765	3,820
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	5,950	6,217
Inter-American Development Bank	1.875%	3/15/21	14,606	14,791
Inter-American Development Bank	2.625%	4/19/21	21,913	22,394
Inter-American Development Bank	1.875%	7/23/21	6,450	6,564
Inter-American Development Bank	1.250%	9/14/21	2,250	2,273
Inter-American Development Bank	2.125%	1/18/22	26,450	27,197
Inter-American Development Bank	1.750%	4/14/22	18,530	18,982
Inter-American Development Bank	1.750%	9/14/22	17,300	17,780
Inter-American Development Bank	3.000%	9/26/22	7,900	8,355
Inter-American Development Bank	2.500%	1/18/23	26,633	28,005
Inter-American Development Bank	3.000%	10/4/23	12,780	13,834
Inter-American Development Bank	2.625%	1/16/24	20,650	22,192
Inter-American Development Bank	3.000%	2/21/24	25,200	27,495
Inter-American Development Bank	2.125%	1/15/25	9,470	10,098
Inter-American Development Bank	1.750%	3/14/25	18,155	19,059
International Bank for Reconstruction &
Development	1.625%	3/9/21	19,223	19,408
International Bank for Reconstruction &
Development	1.375%	5/24/21	28,880	29,154
International Bank for Reconstruction &
Development	2.250%	6/24/21	23,210	23,688
International Bank for Reconstruction &
Development	2.750%	7/23/21	42,909	44,160
International Bank for Reconstruction &
Development	1.375%	9/20/21	34,720	35,153

International Bank for Reconstruction &
Development	2.125%	12/13/21	8,065	8,283
International Bank for Reconstruction &
Development	2.000%	1/26/22	35,340	36,283
International Bank for Reconstruction &
Development	1.625%	2/10/22	17,125	17,471
International Bank for Reconstruction &
Development	2.125%	7/1/22	25,650	26,550
International Bank for Reconstruction &
Development	1.875%	10/7/22	3,994	4,123
International Bank for Reconstruction &
Development	7.625%	1/19/23	10,196	12,184
International Bank for Reconstruction &
Development	1.750%	4/19/23	6,375	6,597
International Bank for Reconstruction &
Development	1.875%	6/19/23	33,425	34,782
International Bank for Reconstruction &
Development	3.000%	9/27/23	18,150	19,639
International Bank for Reconstruction &
Development	2.500%	3/19/24	16,850	18,086
International Bank for Reconstruction &
Development	1.500%	8/28/24	20,650	21,417
International Bank for Reconstruction &
Development	2.500%	11/25/24	26,803	29,039
International Bank for Reconstruction &
Development	1.625%	1/15/25	14,500	15,135
International Bank for Reconstruction &
Development	2.125%	3/3/25	2,794	2,982
International Bank for Reconstruction &
Development	0.750%	3/11/25	10,000	10,018
International Finance Corp.	1.125%	7/20/21	6,040	6,087
International Finance Corp.	2.000%	10/24/22	10,000	10,372
International Finance Corp.	2.875%	7/31/23	10,500	11,283
International Finance Corp.	1.375%	10/16/24	17,000	17,548
6 Japan Bank for International Cooperation	3.125%	7/20/21	7,070	7,283
6 Japan Bank for International Cooperation	1.500%	7/21/21	8,300	8,374
6 Japan Bank for International Cooperation	2.000%	11/4/21	11,175	11,395
6 Japan Bank for International Cooperation	2.500%	6/1/22	6,305	6,528
6 Japan Bank for International Cooperation	2.375%	7/21/22	9,850	10,170
6 Japan Bank for International Cooperation	1.625%	10/17/22	1,750	1,780
6 Japan Bank for International Cooperation	2.375%	11/16/22	11,410	11,711
6 Japan Bank for International Cooperation	1.750%	1/23/23	16,200	16,564
6 Japan Bank for International Cooperation	3.250%	7/20/23	19,125	20,539
6 Japan Bank for International Cooperation	3.375%	7/31/23	1,475	1,592
6 Japan Bank for International Cooperation	3.375%	10/31/23	10,000	10,852
6 Japan Bank for International Cooperation	2.500%	5/23/24	17,700	18,794
6 Japan Bank for International Cooperation	3.000%	5/29/24	10,865	11,765
6 Japan Bank for International Cooperation	1.750%	10/17/24	4,750	4,901
6 Japan Bank for International Cooperation	2.125%	2/10/25	906	955
7 KFW	1.625%	3/15/21	27,275	27,516
7 KFW	2.375%	3/24/21	25,600	26,042
7 KFW	2.625%	4/12/21	35,000	35,706
7 KFW	1.500%	6/15/21	31,000	31,348
7 KFW	2.375%	8/25/21	20,500	21,019
7 KFW	1.750%	9/15/21	20,100	20,448
7 KFW	2.000%	11/30/21	26,115	26,726
7 KFW	3.125%	12/15/21	22,480	23,125

7 KFW	2.625%	1/25/22	14,855	15,410
7 KFW	2.500%	2/15/22	21,090	21,835
7 KFW	2.125%	3/7/22	33,410	34,427
7 KFW	2.125%	6/15/22	12,901	13,346
7 KFW	1.750%	8/22/22	23,670	24,333
7 KFW	2.000%	10/4/22	19,140	19,811
7 KFW	2.375%	12/29/22	17,046	17,859
7 KFW	2.125%	1/17/23	30,430	31,749
7 KFW	1.625%	2/15/23	15,500	15,845
7 KFW	2.625%	2/28/24	18,500	19,934
7 KFW	1.375%	8/5/24	22,704	23,042
7 KFW	2.500%	11/20/24	31,550	34,159
Korea Development Bank	4.625%	11/16/21	8,155	8,571
Korea Development Bank	2.625%	2/27/22	3,008	3,060
Korea Development Bank	3.000%	3/19/22	3,975	4,074
Korea Development Bank	3.000%	9/14/22	3,060	3,141
Korea Development Bank	3.375%	3/12/23	2,000	2,092
Korea Development Bank	2.750%	3/19/23	4,700	4,870
Korea Development Bank	3.750%	1/22/24	4,750	5,065
Korea Development Bank	3.250%	2/19/24	1,500	1,575
Korea Development Bank	2.125%	10/1/24	3,000	3,027
7 Landwirtschaftliche Rentenbank	1.750%	9/24/21	5,500	5,584
7 Landwirtschaftliche Rentenbank	2.250%	10/1/21	6,690	6,876
7 Landwirtschaftliche Rentenbank	2.000%	12/6/21	8,330	8,534
7 Landwirtschaftliche Rentenbank	3.125%	11/14/23	7,430	8,099
7 Landwirtschaftliche Rentenbank	2.000%	1/13/25	9,151	9,717
Nordic Investment Bank	1.250%	8/2/21	4,425	4,467
Nordic Investment Bank	2.250%	9/30/21	3,550	3,639
Nordic Investment Bank	2.125%	2/1/22	9,380	9,648
Nordic Investment Bank	1.375%	10/17/22	5,442	5,551
Nordic Investment Bank	2.875%	7/19/23	5,600	6,017
Nordic Investment Bank	2.250%	5/21/24	667	710
North American Development Bank	2.400%	10/26/22	2,500	2,587
8 Oesterreichische Kontrollbank AG	2.875%	9/7/21	7,650	7,910
8 Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,800	1,835
8 Oesterreichische Kontrollbank AG	2.625%	1/31/22	6,925	7,117
8 Oesterreichische Kontrollbank AG	1.625%	9/17/22	2,315	2,370
8 Oesterreichische Kontrollbank AG	2.875%	3/13/23	9,865	10,546
8 Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,250	5,562
8 Oesterreichische Kontrollbank AG	1.500%	2/12/25	8,000	8,308
3 Oriental Republic of Uruguay	8.000%	11/18/22	3,900	3,832
3 Oriental Republic of Uruguay	4.500%	8/14/24	4,051	4,051
Petroleos Mexicanos	4.875%	1/24/22	3,421	3,060
Petroleos Mexicanos	5.375%	3/13/22	5,033	4,511
Petroleos Mexicanos	3.500%	1/30/23	4,625	3,735
Petroleos Mexicanos	4.625%	9/21/23	4,850	3,913
Petroleos Mexicanos	4.875%	1/18/24	4,830	3,864
3 Petroleos Mexicanos	2.290%	2/15/24	760	775
Petroleos Mexicanos	4.250%	1/15/25	6,332	4,703
Province of Alberta	2.200%	7/26/22	10,910	11,256
Province of Alberta	3.350%	11/1/23	10,925	11,848
Province of Alberta	2.950%	1/23/24	11,500	12,369
Province of Alberta	1.875%	11/13/24	18,800	19,528
Province of British Columbia	2.650%	9/22/21	5,758	5,924
Province of British Columbia	2.000%	10/23/22	6,379	6,565
Province of British Columbia	1.750%	9/27/24	5,400	5,603
Province of Manitoba	2.050%	11/30/20	9,700	9,785

Province of Manitoba	2.125%	5/4/22	2,361	2,427
Province of Manitoba	2.100%	9/6/22	3,575	3,689
Province of Manitoba	2.600%	4/16/24	6,750	7,203
Province of Manitoba	3.050%	5/14/24	7,140	7,746
Province of New Brunswick	2.500%	12/12/22	4,500	4,715
Province of Ontario	2.500%	9/10/21	16,685	17,062
Province of Ontario	2.400%	2/8/22	12,810	13,168
Province of Ontario	2.550%	4/25/22	12,600	12,997
Province of Ontario	2.250%	5/18/22	23,245	23,863
Province of Ontario	2.450%	6/29/22	10,850	11,248
Province of Ontario	2.200%	10/3/22	1,883	1,948
Province of Ontario	1.750%	1/24/23	8,600	8,900
Province of Ontario	3.400%	10/17/23	24,000	26,090
Province of Ontario	3.050%	1/29/24	8,100	8,682
Province of Ontario	3.200%	5/16/24	10,150	11,061
Province of Quebec	2.750%	8/25/21	21,308	21,894
Province of Quebec	2.375%	1/31/22	21,060	21,593
Province of Quebec	2.625%	2/13/23	3,725	3,909
Province of Quebec	2.500%	4/9/24	11,200	11,936
Province of Quebec	1.500%	2/11/25	8,900	9,158
Province of Saskatchewan	8.500%	7/15/22	1,848	2,172
Republic of Chile	3.250%	9/14/21	8,209	8,206
Republic of Chile	2.250%	10/30/22	2,460	2,440
Republic of Colombia	4.375%	7/12/21	8,535	8,575
Republic of Colombia	4.000%	2/26/24	22,070	22,137
Republic of Colombia	8.125%	5/21/24	6,240	7,085
Republic of Hungary	6.375%	3/29/21	12,145	12,569
Republic of Hungary	5.375%	2/21/23	10,305	11,052
Republic of Hungary	5.750%	11/22/23	11,215	12,280
Republic of Hungary	5.375%	3/25/24	14,516	15,941
Republic of Indonesia	2.950%	1/11/23	7,770	7,663
Republic of Indonesia	4.450%	2/11/24	3,800	3,938
Republic of Italy	6.875%	9/27/23	18,710	21,513
Republic of Italy	2.375%	10/17/24	21,350	21,233
Republic of Korea	3.875%	9/11/23	11,000	11,859
3 Republic of Panama	4.000%	9/22/24	11,413	11,755
3 Republic of Panama	3.750%	3/16/25	6,225	6,412
Republic of Poland	5.125%	4/21/21	13,515	13,971
Republic of Poland	5.000%	3/23/22	11,548	12,324
Republic of Poland	3.000%	3/17/23	13,714	14,135
Republic of Poland	4.000%	1/22/24	10,267	11,076
Republic of the Philippines	4.200%	1/21/24	7,380	7,777
Republic of the Philippines	9.500%	10/21/24	3,251	3,982
Republic of the Philippines	10.625%	3/16/25	10,049	13,365
State of Israel	4.000%	6/30/22	10,475	10,981
State of Israel	3.150%	6/30/23	6,800	7,058
Svensk Exportkredit AB	1.750%	3/10/21	8,400	8,483
Svensk Exportkredit AB	2.375%	4/9/21	5,300	5,377
Svensk Exportkredit AB	2.875%	5/22/21	7,950	8,141
Svensk Exportkredit AB	1.625%	9/12/21	3,150	3,184
Svensk Exportkredit AB	3.125%	11/8/21	7,150	7,404
Svensk Exportkredit AB	2.375%	3/9/22	6,800	7,005
Svensk Exportkredit AB	2.000%	8/30/22	6,900	7,073
Svensk Exportkredit AB	1.625%	11/14/22	9,950	10,064
Svensk Exportkredit AB	2.875%	3/14/23	9,300	9,823
5 Svensk Exportkredit AB	0.750%	4/6/23	3,500	3,489
Syngenta Finance NV	3.125%	3/28/22	3,615	3,163

United Mexican States	3.625%	3/15/22	19,625	19,249
United Mexican States	4.000%	10/2/23	19,385	19,772
United Mexican States	3.600%	1/30/25	10,489	10,140
Total Sovereign Bonds (Cost $3,413,574)				3,505,106
Taxable Municipal Bonds (0.1%)
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	2,195	2,228
California GO	2.800%	4/1/21	3,150	3,195
California GO	5.700%	11/1/21	3,330	3,556
California GO	2.367%	4/1/22	1,080	1,100
Florida Board of Administration Finance Corp
Revenue	2.638%	7/1/21	4,500	4,504
Illinois GO	4.950%	6/1/23	7,889	7,958
Massachusetts GO	4.200%	12/1/21	2,250	2,283
9 New Jersey Economic Development Authority
Lease Revenue	0.000%	2/15/22	5,000	4,779
New York State Urban Development Corp.
Revenue	2.100%	3/15/22	655	660
Oregon GO	5.762%	6/1/23	1,319	1,399
Utah GO	4.554%	7/1/24	9,895	10,432
Total Taxable Municipal Bonds (Cost $41,956)				42,094
			Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
10 Vanguard Market Liquidity Fund (Cost
$274,680)	0.943%		2,748,726	274,543
Total Investments (99.6%) (Cost $49,157,585)				50,531,940
Other Asset and Liabilities-Net (0.4%)				192,429
Net Assets (100%)				50,724,369

1 U.S. government-guaranteed.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate value of these securities was $334,591,000, representing 0.7% of net assets.
5 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
March 31, 2020.
6 Guaranteed by the Government of Japan.
7 Guaranteed by the Federal Republic of Germany.
8 Guaranteed by the Republic of Austria.
9 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed

Short-Term Bond Index Fund

securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	34,592,776	—	34,592,776
Corporate Bonds	—	12,117,421	—	12,117,421
Sovereign Bonds	—	3,505,106	—	3,505,106
Taxable Municipal Bonds	—	42,094	—	42,094
Temporary Cash Investments	274,543	—	—	274,543
Total	274,543	50,257,397	—	50,531,940